UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336
                                   ---------

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
            (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 10/31/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

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                                                       OCTOBER 31, 2006
--------------------------------------------------------------------------------

                                                  A series of Franklin Templeton
                                                  International Trust

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   ANNUAL REPORT AND SHAREHOLDER LETTER                    INTERNATIONAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  WANT TO RECEIVE
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               TEMPLETON FOREIGN
             SMALLER COMPANIES FUND               Eligible shareholders can
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                                                  See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                             Franklin Templeton Investments

                             GAIN FROM OUR PERSPECTIVE(R)

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Foreign Smaller Companies Fund ..................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   13

Financial Highlights and Statement of Investments .........................   15

Financial Statements ......................................................   23

Notes to Financial Statements .............................................   27

Report of Independent Registered Public Accounting Firm ...................   37

Tax Designation ...........................................................   38

Board Members and Officers ................................................   43

Shareholder Information ...................................................   47

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the 12 months ended October 31, 2006, the global economies continued to expand at a moderate pace. However, during the latter half of the period, there were some indications that the momentum was winding down. Equity markets performed well despite the effects of rising interest rates and investor worries about higher inflation. In this environment, the Morgan Stanley Capital International (MSCI) World Index returned +21.91%, and the MSCI Europe, Australasia, Far East (EAFE) Index returned +28.04%. 1

In the enclosed annual report for Templeton Foreign Smaller Companies Fund, the portfolio managers discuss market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

             -----------------------------------------------------
             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -----------------------------------------------------


                                               Not part of the annual report | 1

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Templeton International Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

Annual Report

Templeton Foreign Smaller Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

This annual report for Templeton Foreign Smaller Companies Fund covers the fiscal year ended October 31, 2006.

PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Foreign Smaller Companies Fund - Class A posted a +22.80% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which posted a +28.04% total return for the same period. 1 The Fund also underperformed the S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index, another relevant measure of Fund performance, that had a +27.01% cumulative total return for the reporting period. 2 Please note that index performance information is provided for reference and that we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

2. Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

ECONOMIC AND MARKET OVERVIEW

Global economic growth remained strong for the 12-month period ended October 31, 2006. However, rising interest rates during most of the period, sustained high oil prices, and a slowing U.S. residential housing market led to substantially slower U.S. growth in the third quarter of 2006. In the summer, the U.S. Federal Reserve Board (Fed) concluded that the risk of inflation had declined enough so that it could suspend the monetary tightening campaign begun in June 2004. Although a slowing U.S. economy could impact the rest of the world's growth, the European Central Bank decided to raise interest rates further, after the Fed had paused. Higher interest rates and concerns of potentially more hikes had created mounting risk aversion and pressured the equity markets. Thus, the Fed's pause was welcomed and provided an impetus to global equity markets, which regained strength toward period-end.

The equity market rally, while geographically broad, was more concentrated on an industry and sector basis. Investors seemed to recognize the risk of expecting peak or near-peak profit margins and high returns to continue. This led to some sector rotation as investors' appetite lessened for highly cyclical or economically sensitive stocks, which had performed well earlier in the period. Instead, investors gravitated toward the less cyclical and more "defensive" areas of the market, including utilities, consumer staples and telecommunications companies. These sectors outperformed broad market indexes toward the end of the period. In contrast, as oil prices receded fairly sharply and natural gas prices plummeted, energy-related stocks suffered and gave back part of their gains achieved earlier.

In this environment, global equity markets rebounded from lows reached in June 2006. For the 12 months ended October 31, 2006, the MSCI EAFE Index posted a +28.04% total return, while the MSCI All Country (AC) World ex USA Index returned +28.91%. 3

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the

3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index. The MSCI AC World ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.


4 | Annual Report
industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.

MANAGER'S DISCUSSION

Several Fund holdings, examples of how we applied our investment strategy, performed well during the 12 months under review. One is North West Co. Fund, the leading retailer of food and everyday products and services to northern communities in Canada and Alaska. The company operates a network of retail stores; a catalogue shopping business; and complementary businesses, including fur marketing, Inuit art marketing, a full-line produce distributor and a discount catalogue merchandise center. North West currently derives a majority of its revenue from higher-margin Canadian operations, and the remainder from lower-margin Alaskan operations. We believe the company has a strong track record during the past five years, with compounded annual growth rates of: sales at 9.7%, earnings before interest, taxes, depreciation and amortization at 10.6%, and operating cash flow at 21.1%.

Another holding that benefited Fund performance was D. Carnegie & Co., a Swedish investment bank that focuses on Nordic stock markets and Nordic clients. Outside Sweden, the bank maintains a presence in Denmark, Finland, Norway, Luxembourg, Switzerland, the U.K. and the U.S. Carnegie provides a comprehensive range of financial investment banking products and services. We believe the company's focus and hard work has resulted in strong investment power and a market-leading position for IPOs, mergers and acquisitions and similar transactions. Carnegie's shares increased in value during the reporting period as the company benefited from its leveraged business model in an environment favorable to capital markets in the Nordic region. At period-end, consistent with our strategy, we believed Carnegie was one of the most attractive small-capitalization European financial institutions based on quality and valuation.

Another contributor to Fund performance was Cambridge Antibody Technology Group, a U.K.-based biopharmaceutical company that generates and develops antibody therapeutics using its proprietary technology known as phage display. Phage display uses bacteria and bacterial viruses to produce and select synthetic antibodies that have all the qualities of natural antibodies. Therapeutic antibodies are precisely targeted chemicals that interact with antigens and then trigger a specific biological action. The antibodies provide a far more precise method of treating diseases, as they bind only to a single antigen in the body.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 10/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                                       42.6%
Europe                                                     31.5%
North America                                              12.7%
Australia                                                   4.6%
Latin America                                               0.9%
Short-Term Investments & Other Net Assets                   7.7%


                                                               Annual Report | 5

TOP 10 SECTORS/INDUSTRIES
10/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              8.6%
--------------------------------------------------------------------------------
Machinery                                                                   5.5%
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.5%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            5.3%
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          4.9%
--------------------------------------------------------------------------------
Specialty Retail                                                            4.5%
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 3.8%
--------------------------------------------------------------------------------
Paper & Forest Products                                                     3.6%
--------------------------------------------------------------------------------
Electrical Equipment                                                        3.6%
--------------------------------------------------------------------------------
Capital Markets                                                             3.4%
--------------------------------------------------------------------------------

We purchased shares of Cambridge Antibody Technology because the company had a strong portfolio of intellectual property in phage display, including three key patents. In addition, we believed that the company's shares were trading at a sizable discount to what we assessed was the company's intrinsic value. However, we sold our position in Cambridge during the period after AstraZeneca announced plans to acquire the company and the stock price increased sharply.

There were also some detractors to Fund performance during the period under review. Shares of automotive parts and accessories supplier Repco fell amid the softer consumer environment in Australia and New Zealand, the company's markets. Repco, the largest player in Australia, distributes auto parts to more than 36,000 trade repairers. Repco's competitors include national and smaller players and original equipment manufacturers. In our assessment, the market has overlooked that Repco's business is less cyclical than others, and was too negative on recent earnings results in New Zealand. The trade business, which accounts for about 70% of revenues, is dependent on cars being serviced. We believe car maintenance and repairs can be deferred in soft economic conditions, but not indefinitely.

Chitaly Holdings, a modern-style furniture manufacturer, also hindered Fund performance. The company sells its award-winning brand names Royal, Knight, and Simplified to middle class consumers through its growing franchise distribution network in China. We originally purchased shares of Chitaly because we believed the company would be a strong beneficiary of China's rising property prices. However, prices have risen so sharply that home buyers seemed priced out of the market, leading to weak demand for home furniture. We continue to hold Chitaly shares, however, because we believe management is implementing various measures to alleviate pressure. Also, we believe Chitaly's valuation is attractive based on trailing earnings and book value.

Also hindering Fund performance during the period was Nichii Gakkan, Japan's leading provider of outsourced medical administrative services for hospitals and elderly homecare. Although the company is typically associated with elderly homecare, medical administration is the main earnings driver, and accounts for half of sales and a majority of profits. Until last year, Nichii Gakkan had a five-year track record of very rapid growth, due to increasing demand for elderly homecare services, driven by an aging population and widening reimbursement coverage for the company's services. But slowing sales and pricing pressures hurt the company's stock performance during the past 16 months. However, we continue to favor the company's shares, which were down more than 55% from their peak and traded at historically low valuations based on price-to-book and price-to-sales ratios. Consistent with


6 | Annual Report
our strategy, we believe earnings could improve next year, if the company recovers from execution issues in the medical administration business, and benefits from growth initiatives and a reduction in capital investment spending in elderly homecare.

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ Tucker Scott

                   Tucker Scott, CFA


[PHOTO OMITTED]    /s/ Cynthia Sweeting

                   Cynthia Sweeting, CFA

                   Portfolio Management Team
                   Templeton Foreign Smaller Companies Fund

TOP 10 EQUITY HOLDINGS
10/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
D-Link Corp.                                                                2.9%
 COMMUNICATIONS EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
Game Group PLC                                                              2.5%
 SPECIALTY RETAIL, U.K.
--------------------------------------------------------------------------------
Vestas Wind Systems AS                                                      2.4%
 ELECTRICAL EQUIPMENT, DENMARK
--------------------------------------------------------------------------------
Sohgo Security Services Co. Ltd.                                            2.1%
 COMMERCIAL SERVICES & SUPPLIES,
 JAPAN
--------------------------------------------------------------------------------
Vedior NV                                                                   2.1%
 COMMERCIAL SERVICES & SUPPLIES,
 NETHERLANDS
--------------------------------------------------------------------------------
PaperlinX Ltd.                                                              1.9%
 PAPER & FOREST PRODUCTS, AUSTRALIA
--------------------------------------------------------------------------------
North West Co. Fund                                                         1.9%
 DIVERSIFIED FINANCIAL SERVICES,
 CANADA
--------------------------------------------------------------------------------
Vossloh AG                                                                  1.8%
 MACHINERY, GERMANY
--------------------------------------------------------------------------------
Halla Climate Control Corp.                                                 1.7%
 AUTO COMPONENTS, SOUTH KOREA
--------------------------------------------------------------------------------
OPG Groep NV                                                                1.7%
 HEALTH CARE PROVIDERS & SERVICES,
 NETHERLANDS
--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER OR SUBADVISORS MAKE NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 10/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FINEX)                                                      CHANGE          10/31/06          10/31/05
------------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                        +$3.60            $23.20            $19.60
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-10/31/06)
------------------------------------------------------------------------------------------------------------------------
Dividend Income                                      $0.5145
------------------------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                              $0.0629
------------------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                               $0.1698
------------------------------------------------------------------------------------------------------------------------
    TOTAL                                            $0.7472
------------------------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                                        CHANGE          10/31/06          10/31/05
------------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                        +$3.42            $22.63            $19.21
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-10/31/06)
------------------------------------------------------------------------------------------------------------------------
Dividend Income                                      $0.4426
------------------------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                              $0.0629
------------------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                               $0.1698
------------------------------------------------------------------------------------------------------------------------
    TOTAL                                            $0.6753
------------------------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCFSX)                                                      CHANGE          10/31/06          10/31/05
------------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                        +$3.43            $22.68            $19.25
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-10/31/06)
------------------------------------------------------------------------------------------------------------------------
Dividend Income                                      $0.4474
------------------------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                              $0.0629
------------------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                               $0.1698
------------------------------------------------------------------------------------------------------------------------
    TOTAL                                            $0.6801
------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FTFAX)                                                CHANGE          10/31/06          10/31/05
------------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                        +$3.59            $23.26            $19.67
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-10/31/06)
------------------------------------------------------------------------------------------------------------------------
Dividend Income                                      $0.5944
------------------------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                              $0.0629
------------------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                               $0.1698
------------------------------------------------------------------------------------------------------------------------
    TOTAL                                            $0.8271
------------------------------------------------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------------
CLASS A                                                  1-YEAR           5-YEAR                  10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +22.80%         +139.52%                 +149.11%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +15.71%          +17.68%                   +8.91%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                           $11,571          $22,568                  $23,471
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                       +6.52%          +17.46%                   +8.84%
--------------------------------------------------------------------------------------------------------------
CLASS B                                                 1-YEAR           5-YEAR             INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +21.93%         +130.32%                 +128.92%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +17.93%          +17.95%                  +11.15%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                           $11,793          $22,832                  $22,892
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                       +8.29%          +17.75%                  +10.84%
--------------------------------------------------------------------------------------------------------------
CLASS C                                                 1-YEAR           5-YEAR             INCEPTION (7/1/98)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +21.91%         +130.30%                 +102.73%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +20.91%          +18.16%                   +8.85%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                           $12,091          $23,030                  $20,273
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                      +11.22%          +17.93%                   +8.53%
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                                         1-YEAR           5-YEAR                   10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +23.14%         +142.66%                 +156.97%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +23.14%          +19.40%                   +9.90%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                           $12,314          $24,266                  $25,697
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                      +13.32%          +19.18%                   +9.82%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------
CLASS A                                          10/31/06
---------------------------------------------------------
1-Year                                            +15.71%
---------------------------------------------------------
5-Year                                            +17.68%
---------------------------------------------------------
10-Year                                           + 8.91%
---------------------------------------------------------

CLASS A (11/1/96-10/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      S&P/Citigroup Global
              Templeton Foreign     Equity ex-U.S. less than
    Date    Smaller Companies Fund     $2 Billion Index 6      MSCI EAFE Index 6
--------------------------------------------------------------------------------

 11/1/1996         $9,422                   $10,000                  $10,000
11/30/1996         $9,681                   $10,400                  $10,213
12/31/1996        $10,025                   $10,269                  $10,009
 1/31/1997        $10,110                    $9,912                   $9,843
 2/28/1997        $10,260                   $10,077                  $10,007
 3/31/1997        $10,317                   $10,116                   $9,784
 4/30/1997        $10,210                   $10,172                   $9,590
 5/31/1997        $10,537                   $10,836                  $10,211
 6/30/1997        $10,929                   $11,436                  $10,387
 7/31/1997        $11,036                   $11,624                  $10,156
 8/31/1997        $11,101                   $10,758                   $9,607
 9/30/1997        $11,622                   $11,363                   $9,666
10/31/1997        $10,765                   $10,492                   $9,215
11/30/1997        $10,457                   $10,387                   $8,614
12/31/1997        $10,317                   $10,480                   $8,325
 1/31/1998        $10,051                   $10,962                   $8,521
 2/28/1998        $10,871                   $11,668                   $9,206
 3/31/1998        $11,357                   $12,030                   $9,572
 4/30/1998        $11,502                   $12,128                   $9,607
 5/31/1998        $11,319                   $12,072                   $9,428
 6/30/1998        $10,822                   $12,166                   $8,991
 7/31/1998        $10,677                   $12,292                   $8,807
 8/31/1998         $9,259                   $10,772                   $7,502
 9/30/1998         $9,022                   $10,444                   $7,472
10/31/1998         $9,411                   $11,536                   $8,072
11/30/1998         $9,724                   $12,130                   $8,367
12/31/1998         $9,644                   $12,611                   $8,470
 1/31/1999         $9,419                   $12,577                   $8,377
 2/28/1999         $9,357                   $12,280                   $8,244
 3/31/1999         $9,876                   $12,796                   $8,844
 4/30/1999        $10,838                   $13,317                   $9,625
 5/31/1999        $10,682                   $12,634                   $9,427
 6/30/1999        $11,246                   $13,130                  $10,023
 7/31/1999        $11,511                   $13,523                  $10,259
 8/31/1999        $11,628                   $13,575                  $10,438
 9/30/1999        $11,293                   $13,715                  $10,327
10/31/1999        $11,238                   $14,232                  $10,261
11/30/1999        $11,379                   $14,729                  $10,506
12/31/1999        $12,081                   $16,054                  $11,071
 1/31/2000        $11,923                   $15,037                  $11,088
 2/29/2000        $11,939                   $15,445                  $11,368
 3/31/2000        $12,593                   $16,046                  $11,421
 4/30/2000        $12,199                   $15,205                  $10,593
 5/31/2000        $12,183                   $14,836                  $10,407
 6/30/2000        $12,818                   $15,420                  $11,047
 7/31/2000        $12,723                   $14,777                  $10,611
 8/31/2000        $12,826                   $14,908                  $10,928
 9/30/2000        $12,105                   $14,185                  $10,365
10/31/2000        $11,431                   $13,853                   $9,609
11/30/2000        $11,241                   $13,336                   $9,269
12/31/2000        $11,688                   $13,813                   $9,496
 1/31/2001        $12,261                   $13,807                   $9,809
 2/28/2001        $11,835                   $12,773                   $9,550
 3/31/2001        $10,846                   $11,927                   $8,889
 4/30/2001        $11,426                   $12,764                   $9,387
 5/31/2001        $11,966                   $12,323                   $9,472
 6/30/2001        $11,594                   $11,824                   $9,206
 7/31/2001        $11,364                   $11,610                   $8,832
 8/31/2001        $11,043                   $11,318                   $8,844
 9/30/2001         $9,585                   $10,174                   $7,739
10/31/2001         $9,799                   $10,434                   $8,022
11/30/2001        $10,425                   $10,820                   $8,409
12/31/2001        $10,901                   $10,884                   $8,570
 1/31/2002        $11,026                   $10,307                   $8,530
 2/28/2002        $11,252                   $10,379                   $8,649
 3/31/2002        $12,022                   $10,946                   $9,155
 4/30/2002        $12,407                   $11,025                   $9,374
 5/31/2002        $12,758                   $11,175                   $9,625
 6/30/2002        $12,099                   $10,734                   $9,208
 7/31/2002        $11,134                    $9,675                   $8,590
 8/31/2002        $10,849                    $9,656                   $8,528
 9/30/2002         $9,935                    $8,621                   $7,789
10/31/2002        $10,288                    $9,085                   $7,853
11/30/2002        $10,606                    $9,499                   $8,139
12/31/2002        $10,512                    $9,180                   $8,102
 1/31/2003        $10,191                    $8,797                   $8,109
 2/28/2003         $9,853                    $8,596                   $8,022
 3/31/2003         $9,693                    $8,434                   $7,923
 4/30/2003        $10,630                    $9,270                   $8,500
 5/31/2003        $11,491                    $9,840                   $9,230
 6/30/2003        $11,904                   $10,084                   $9,701
 7/31/2003        $12,497                   $10,330                  $10,070
 8/31/2003        $13,166                   $10,581                  $10,699
 9/30/2003        $13,513                   $10,909                  $11,240
10/31/2003        $14,402                   $11,590                  $12,065
11/30/2003        $14,673                   $11,849                  $12,121
12/31/2003        $15,416                   $12,775                  $12,899
 1/31/2004        $15,945                   $12,957                  $13,403
 2/29/2004        $16,456                   $13,258                  $13,889
 3/31/2004        $16,380                   $13,338                  $14,428
 4/30/2004        $15,817                   $13,048                  $13,832
 5/31/2004        $15,749                   $13,104                  $13,633
 6/30/2004        $16,184                   $13,397                  $14,138
 7/31/2004        $15,781                   $12,964                  $13,663
 8/31/2004        $15,781                   $13,024                  $13,850
 9/30/2004        $16,244                   $13,366                  $14,375
10/31/2004        $16,621                   $13,823                  $14,810
11/30/2004        $17,777                   $14,771                  $15,973
12/31/2004        $18,471                   $15,420                  $16,766
 1/31/2005        $18,392                   $15,138                  $16,960
 2/28/2005        $19,119                   $15,795                  $17,753
 3/31/2005        $18,716                   $15,405                  $17,317
 4/30/2005        $18,007                   $15,060                  $16,836
 5/31/2005        $18,243                   $15,083                  $16,909
 6/30/2005        $18,741                   $15,289                  $17,374
 7/31/2005        $19,479                   $15,759                  $18,133
 8/31/2005        $19,479                   $16,161                  $18,563
 9/30/2005        $20,121                   $16,885                  $19,464
10/31/2005        $19,114                   $16,393                  $18,783
11/30/2005        $19,768                   $16,798                  $19,588
12/31/2005        $20,543                   $17,581                  $20,997
 1/31/2006        $21,695                   $18,661                  $22,484
 2/28/2006        $21,958                   $18,623                  $22,285
 3/31/2006        $22,655                   $19,246                  $23,134
 4/30/2006        $23,696                   $20,179                  $24,387
 5/31/2006        $22,554                   $19,420                  $23,019
 6/30/2006        $22,014                   $19,427                  $22,370
 7/31/2006        $21,913                   $19,622                  $22,125
 8/31/2006        $22,369                   $20,167                  $22,816
 9/30/2006        $22,743                   $20,202                  $22,888
10/31/2006        $23,471                   $20,989                  $23,857

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------
CLASS B                                          10/31/06
---------------------------------------------------------
1-Year                                            +17.93%
---------------------------------------------------------
5-Year                                            +17.95%
---------------------------------------------------------
Since Inception (1/1/99)                          +11.15%
---------------------------------------------------------

CLASS B (1/1/99-10/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      S&P/Citigroup Global
              Templeton Foreign     Equity ex-U.S. less than
    Date    Smaller Companies Fund     $2 Billion Index 6      MSCI EAFE Index 6
--------------------------------------------------------------------------------

  1/1/1999        $10,000                   $10,000                  $10,000
 1/31/1999         $9,767                    $9,973                   $9,891
 2/28/1999         $9,703                    $9,737                   $9,733
 3/31/1999        $10,233                   $10,146                  $10,442
 4/30/1999        $11,198                   $10,560                  $11,364
 5/31/1999        $11,037                   $10,018                  $11,130
 6/30/1999        $11,613                   $10,411                  $11,834
 7/31/1999        $11,880                   $10,723                  $12,113
 8/31/1999        $12,001                   $10,764                  $12,324
 9/30/1999        $11,646                   $10,875                  $12,193
10/31/1999        $11,581                   $11,285                  $12,115
11/30/1999        $11,718                   $11,679                  $12,404
12/31/1999        $12,426                   $12,730                  $13,071
 1/31/2000        $12,263                   $11,923                  $13,091
 2/29/2000        $12,271                   $12,246                  $13,423
 3/31/2000        $12,932                   $12,724                  $13,485
 4/30/2000        $12,516                   $12,056                  $12,507
 5/31/2000        $12,492                   $11,764                  $12,288
 6/30/2000        $13,136                   $12,227                  $13,042
 7/31/2000        $13,029                   $11,717                  $12,528
 8/31/2000        $13,127                   $11,821                  $12,903
 9/30/2000        $12,383                   $11,248                  $12,237
10/31/2000        $11,687                   $10,984                  $11,345
11/30/2000        $11,482                   $10,575                  $10,944
12/31/2000        $11,934                   $10,953                  $11,212
 1/31/2001        $12,514                   $10,948                  $11,581
 2/28/2001        $12,069                   $10,128                  $11,276
 3/31/2001        $11,060                    $9,457                  $10,495
 4/30/2001        $11,640                   $10,121                  $11,083
 5/31/2001        $12,178                    $9,771                  $11,184
 6/30/2001        $11,789                    $9,375                  $10,869
 7/31/2001        $11,552                    $9,206                  $10,428
 8/31/2001        $11,206                    $8,974                  $10,442
 9/30/2001         $9,720                    $8,067                   $9,138
10/31/2001         $9,939                    $8,274                   $9,471
11/30/2001        $10,556                    $8,579                   $9,929
12/31/2001        $11,025                    $8,630                  $10,118
 1/31/2002        $11,153                    $8,172                  $10,071
 2/28/2002        $11,375                    $8,230                  $10,212
 3/31/2002        $12,143                    $8,679                  $10,809
 4/30/2002        $12,519                    $8,742                  $11,067
 5/31/2002        $12,877                    $8,861                  $11,364
 6/30/2002        $12,199                    $8,512                  $10,871
 7/31/2002        $11,225                    $7,672                  $10,142
 8/31/2002        $10,926                    $7,656                  $10,068
 9/30/2002         $9,995                    $6,836                   $9,196
10/31/2002        $10,345                    $7,204                   $9,272
11/30/2002        $10,662                    $7,532                   $9,610
12/31/2002        $10,552                    $7,279                   $9,566
 1/31/2003        $10,227                    $6,976                   $9,574
 2/28/2003         $9,884                    $6,816                   $9,472
 3/31/2003         $9,712                    $6,687                   $9,355
 4/30/2003        $10,638                    $7,351                  $10,036
 5/31/2003        $11,495                    $7,803                  $10,897
 6/30/2003        $11,904                    $7,996                  $11,454
 7/31/2003        $12,487                    $8,191                  $11,890
 8/31/2003        $13,147                    $8,390                  $12,632
 9/30/2003        $13,482                    $8,650                  $13,270
10/31/2003        $14,365                    $9,190                  $14,244
11/30/2003        $14,622                    $9,396                  $14,310
12/31/2003        $15,354                   $10,130                  $15,230
 1/31/2004        $15,870                   $10,274                  $15,824
 2/29/2004        $16,370                   $10,513                  $16,399
 3/31/2004        $16,284                   $10,576                  $17,035
 4/30/2004        $15,724                   $10,346                  $16,331
 5/31/2004        $15,638                   $10,391                  $16,096
 6/30/2004        $16,065                   $10,623                  $16,693
 7/31/2004        $15,651                   $10,279                  $16,131
 8/31/2004        $15,642                   $10,327                  $16,352
 9/30/2004        $16,091                   $10,598                  $16,973
10/31/2004        $16,453                   $10,961                  $17,486
11/30/2004        $17,592                   $11,712                  $18,859
12/31/2004        $18,260                   $12,227                  $19,795
 1/31/2005        $18,172                   $12,003                  $20,024
 2/28/2005        $18,884                   $12,525                  $20,960
 3/31/2005        $18,471                   $12,215                  $20,446
 4/30/2005        $17,758                   $11,941                  $19,878
 5/31/2005        $17,978                   $11,960                  $19,964
 6/30/2005        $18,463                   $12,123                  $20,513
 7/31/2005        $19,176                   $12,496                  $21,409
 8/31/2005        $19,167                   $12,815                  $21,917
 9/30/2005        $19,783                   $13,388                  $22,981
10/31/2005        $18,774                   $12,998                  $22,177
11/30/2005        $19,410                   $13,320                  $23,127
12/31/2005        $20,161                   $13,940                  $24,790
 1/31/2006        $21,284                   $14,797                  $26,547
 2/28/2006        $21,526                   $14,767                  $26,311
 3/31/2006        $22,184                   $15,261                  $27,313
 4/30/2006        $23,195                   $16,001                  $28,794
 5/31/2006        $22,073                   $15,399                  $27,178
 6/30/2006        $21,526                   $15,404                  $26,412
 7/31/2006        $21,415                   $15,559                  $26,123
 8/31/2006        $21,840                   $15,991                  $26,938
 9/30/2006        $22,194                   $16,019                  $27,024
10/31/2006        $22,892                   $16,643                  $28,167

10 | Annual Report

CLASS C (7/1/98-10/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      S&P/Citigroup Global
              Templeton Foreign     Equity ex-U.S. less than
    Date    Smaller Companies Fund     $2 Billion Index 6      MSCI EAFE Index 6
--------------------------------------------------------------------------------

  7/1/1998        $10,000                   $10,000                  $10,000
 7/31/1998         $9,838                   $10,104                   $9,796
 8/31/1998         $8,524                    $8,854                   $8,343
 9/30/1998         $8,306                    $8,585                   $8,311
10/31/1998         $8,658                    $9,482                   $8,978
11/30/1998         $8,939                    $9,970                   $9,306
12/31/1998         $8,868                   $10,366                   $9,420
 1/31/1999         $8,655                   $10,338                   $9,317
 2/28/1999         $8,591                   $10,094                   $9,169
 3/31/1999         $9,054                   $10,518                   $9,836
 4/30/1999         $9,930                   $10,946                  $10,705
 5/31/1999         $9,780                   $10,385                  $10,485
 6/30/1999        $10,292                   $10,792                  $11,148
 7/31/1999        $10,528                   $11,116                  $11,410
 8/31/1999        $10,635                   $11,159                  $11,610
 9/30/1999        $10,321                   $11,273                  $11,486
10/31/1999        $10,256                   $11,698                  $11,413
11/30/1999        $10,385                   $12,107                  $11,685
12/31/1999        $11,018                   $13,196                  $12,313
 1/31/2000        $10,867                   $12,360                  $12,332
 2/29/2000        $10,874                   $12,695                  $12,644
 3/31/2000        $11,464                   $13,189                  $12,703
 4/30/2000        $11,090                   $12,498                  $11,782
 5/31/2000        $11,068                   $12,195                  $11,575
 6/30/2000        $11,639                   $12,675                  $12,286
 7/31/2000        $11,545                   $12,146                  $11,802
 8/31/2000        $11,632                   $12,254                  $12,155
 9/30/2000        $10,974                   $11,659                  $11,528
10/31/2000        $10,353                   $11,386                  $10,687
11/30/2000        $10,165                   $10,962                  $10,309
12/31/2000        $10,557                   $11,354                  $10,562
 1/31/2001        $11,069                   $11,349                  $10,909
 2/28/2001        $10,683                   $10,499                  $10,622
 3/31/2001         $9,786                    $9,804                   $9,886
 4/30/2001        $10,298                   $10,491                  $10,440
 5/31/2001        $10,780                   $10,129                  $10,535
 6/30/2001        $10,434                    $9,719                  $10,239
 7/31/2001        $10,226                    $9,543                   $9,823
 8/31/2001         $9,928                    $9,303                   $9,837
 9/30/2001         $8,617                    $8,363                   $8,608
10/31/2001         $8,803                    $8,577                   $8,922
11/30/2001         $9,354                    $8,893                   $9,353
12/31/2001         $9,772                    $8,946                   $9,531
 1/31/2002         $9,885                    $8,472                   $9,487
 2/28/2002        $10,081                    $8,532                   $9,619
 3/31/2002        $10,767                    $8,997                  $10,182
 4/30/2002        $11,106                    $9,062                  $10,425
 5/31/2002        $11,415                    $9,185                  $10,705
 6/30/2002        $10,817                    $8,823                  $10,241
 7/31/2002         $9,949                    $7,953                   $9,554
 8/31/2002         $9,685                    $7,937                   $9,484
 9/30/2002         $8,870                    $7,086                   $8,663
10/31/2002         $9,180                    $7,468                   $8,734
11/30/2002         $9,459                    $7,808                   $9,053
12/31/2002         $9,360                    $7,546                   $9,012
 1/31/2003         $9,072                    $7,231                   $9,019
 2/28/2003         $8,769                    $7,066                   $8,923
 3/31/2003         $8,618                    $6,932                   $8,812
 4/30/2003         $9,421                    $7,620                   $9,454
 5/31/2003        $10,185                    $8,089                  $10,265
 6/30/2003        $10,548                    $8,289                  $10,790
 7/31/2003        $11,063                    $8,491                  $11,200
 8/31/2003        $11,647                    $8,697                  $11,900
 9/30/2003        $11,942                    $8,967                  $12,501
10/31/2003        $12,723                    $9,526                  $13,418
11/30/2003        $12,950                    $9,740                  $13,481
12/31/2003        $13,601                   $10,501                  $14,347
 1/31/2004        $14,057                   $10,650                  $14,907
 2/29/2004        $14,498                   $10,898                  $15,448
 3/31/2004        $14,429                   $10,963                  $16,047
 4/30/2004        $13,928                   $10,725                  $15,384
 5/31/2004        $13,852                   $10,771                  $15,163
 6/30/2004        $14,230                   $11,012                  $15,725
 7/31/2004        $13,864                   $10,656                  $15,196
 8/31/2004        $13,856                   $10,705                  $15,404
 9/30/2004        $14,253                   $10,987                  $15,988
10/31/2004        $14,573                   $11,362                  $16,472
11/30/2004        $15,579                   $12,141                  $17,765
12/31/2004        $16,175                   $12,674                  $18,647
 1/31/2005        $16,097                   $12,443                  $18,863
 2/28/2005        $16,726                   $12,983                  $19,745
 3/31/2005        $16,361                   $12,662                  $19,260
 4/30/2005        $15,732                   $12,379                  $18,726
 5/31/2005        $15,926                   $12,398                  $18,807
 6/30/2005        $16,355                   $12,567                  $19,323
 7/31/2005        $16,984                   $12,953                  $20,167
 8/31/2005        $16,976                   $13,284                  $20,646
 9/30/2005        $17,521                   $13,879                  $21,648
10/31/2005        $16,630                   $13,474                  $20,891
11/30/2005        $17,192                   $13,807                  $21,786
12/31/2005        $17,851                   $14,451                  $23,353
 1/31/2006        $18,852                   $15,339                  $25,007
 2/28/2006        $19,058                   $15,308                  $24,786
 3/31/2006        $19,648                   $15,820                  $25,730
 4/30/2006        $20,541                   $16,587                  $27,124
 5/31/2006        $19,549                   $15,963                  $25,602
 6/30/2006        $19,067                   $15,968                  $24,880
 7/31/2006        $18,968                   $16,128                  $24,608
 8/31/2006        $19,344                   $16,576                  $25,376
 9/30/2006        $19,657                   $16,605                  $25,457
10/31/2006        $20,273                   $17,252                  $26,534

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------
CLASS C                                       10/31/06
------------------------------------------------------
1-Year                                         +20.91%
------------------------------------------------------
5-Year                                         +18.16%
------------------------------------------------------
Since Inception (7/1/98)                       + 8.85%
------------------------------------------------------

ADVISOR CLASS (11/1/96-10/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      S&P/Citigroup Global
              Templeton Foreign     Equity ex-U.S. less than
    Date    Smaller Companies Fund     $2 Billion Index 6      MSCI EAFE Index 6
--------------------------------------------------------------------------------

 11/1/1996        $10,000                   $10,000                  $10,000
11/30/1996        $10,275                   $10,400                  $10,213
12/31/1996        $10,640                   $10,269                  $10,009
 1/31/1997        $10,807                    $9,912                   $9,843
 2/28/1997        $10,966                   $10,077                  $10,007
 3/31/1997        $11,035                   $10,116                   $9,784
 4/30/1997        $10,913                   $10,172                   $9,590
 5/31/1997        $11,270                   $10,836                  $10,211
 6/30/1997        $11,697                   $11,436                  $10,387
 7/31/1997        $11,819                   $11,624                  $10,156
 8/31/1997        $11,888                   $10,758                   $9,607
 9/30/1997        $12,462                   $11,363                   $9,666
10/31/1997        $11,536                   $10,492                   $9,215
11/30/1997        $11,208                   $10,387                   $8,614
12/31/1997        $11,052                   $10,480                   $8,325
 1/31/1998        $10,767                   $10,962                   $8,521
 2/28/1998        $11,646                   $11,668                   $9,206
 3/31/1998        $12,175                   $12,030                   $9,572
 4/30/1998        $12,329                   $12,128                   $9,607
 5/31/1998        $12,142                   $12,072                   $9,428
 6/30/1998        $11,601                   $12,166                   $8,991
 7/31/1998        $11,454                   $12,292                   $8,807
 8/31/1998         $9,933                   $10,772                   $7,502
 9/30/1998         $9,687                   $10,444                   $7,472
10/31/1998        $10,096                   $11,536                   $8,072
11/30/1998        $10,439                   $12,130                   $8,367
12/31/1998        $10,353                   $12,611                   $8,470
 1/31/1999        $10,120                   $12,577                   $8,377
 2/28/1999        $10,054                   $12,280                   $8,244
 3/31/1999        $10,611                   $12,796                   $8,844
 4/30/1999        $11,643                   $13,317                   $9,625
 5/31/1999        $11,477                   $12,634                   $9,427
 6/30/1999        $12,086                   $13,130                  $10,023
 7/31/1999        $12,379                   $13,523                  $10,259
 8/31/1999        $12,505                   $13,575                  $10,438
 9/30/1999        $12,145                   $13,715                  $10,327
10/31/1999        $12,086                   $14,232                  $10,261
11/30/1999        $12,245                   $14,729                  $10,506
12/31/1999        $12,994                   $16,054                  $11,071
 1/31/2000        $12,833                   $15,037                  $11,088
 2/29/2000        $12,850                   $15,445                  $11,368
 3/31/2000        $13,562                   $16,046                  $11,421
 4/30/2000        $13,138                   $15,205                  $10,593
 5/31/2000        $13,122                   $14,836                  $10,407
 6/30/2000        $13,805                   $15,420                  $11,047
 7/31/2000        $13,702                   $14,777                  $10,611
 8/31/2000        $13,822                   $14,908                  $10,928
 9/30/2000        $13,046                   $14,185                  $10,365
10/31/2000        $12,329                   $13,853                   $9,609
11/30/2000        $12,115                   $13,336                   $9,269
12/31/2000        $12,600                   $13,813                   $9,496
 1/31/2001        $13,217                   $13,807                   $9,809
 2/28/2001        $12,759                   $12,773                   $9,550
 3/31/2001        $11,700                   $11,927                   $8,889
 4/30/2001        $12,327                   $12,764                   $9,387
 5/31/2001        $12,909                   $12,323                   $9,472
 6/30/2001        $12,508                   $11,824                   $9,206
 7/31/2001        $12,268                   $11,610                   $8,832
 8/31/2001        $11,922                   $11,318                   $8,844
 9/30/2001        $10,349                   $10,174                   $7,739
10/31/2001        $10,589                   $10,434                   $8,022
11/30/2001        $11,255                   $10,820                   $8,409
12/31/2001        $11,769                   $10,884                   $8,570
 1/31/2002        $11,914                   $10,307                   $8,530
 2/28/2002        $12,167                   $10,379                   $8,649
 3/31/2002        $12,998                   $10,946                   $9,155
 4/30/2002        $13,414                   $11,025                   $9,374
 5/31/2002        $13,803                   $11,175                   $9,625
 6/30/2002        $13,093                   $10,734                   $9,208
 7/31/2002        $12,051                    $9,675                   $8,590
 8/31/2002        $11,742                    $9,656                   $8,528
 9/30/2002        $10,763                    $8,621                   $7,789
10/31/2002        $11,143                    $9,085                   $7,853
11/30/2002        $11,488                    $9,499                   $8,139
12/31/2002        $11,379                    $9,180                   $8,102
 1/31/2003        $11,041                    $8,797                   $8,109
 2/28/2003        $10,684                    $8,596                   $8,022
 3/31/2003        $10,510                    $8,434                   $7,923
 4/30/2003        $11,525                    $9,270                   $8,500
 5/31/2003        $12,468                    $9,840                   $9,230
 6/30/2003        $12,918                   $10,084                   $9,701
 7/31/2003        $13,560                   $10,330                  $10,070
 8/31/2003        $14,285                   $10,581                  $10,699
 9/30/2003        $14,670                   $10,909                  $11,240
10/31/2003        $15,643                   $11,590                  $12,065
11/30/2003        $15,936                   $11,849                  $12,121
12/31/2003        $16,746                   $12,775                  $12,899
 1/31/2004        $17,319                   $12,957                  $13,403
 2/29/2004        $17,884                   $13,258                  $13,889
 3/31/2004        $17,800                   $13,338                  $14,428
 4/30/2004        $17,208                   $13,048                  $13,832
 5/31/2004        $17,134                   $13,104                  $13,633
 6/30/2004        $17,620                   $13,397                  $14,138
 7/31/2004        $17,183                   $12,964                  $13,663
 8/31/2004        $17,183                   $13,024                  $13,850
 9/30/2004        $17,685                   $13,366                  $14,375
10/31/2004        $18,104                   $13,823                  $14,810
11/30/2004        $19,369                   $14,771                  $15,973
12/31/2004        $20,126                   $15,420                  $16,766
 1/31/2005        $20,040                   $15,138                  $16,960
 2/28/2005        $20,840                   $15,795                  $17,753
 3/31/2005        $20,402                   $15,405                  $17,317
 4/30/2005        $19,640                   $15,060                  $16,836
 5/31/2005        $19,897                   $15,083                  $16,909
 6/30/2005        $20,443                   $15,289                  $17,374
 7/31/2005        $21,256                   $15,759                  $18,133
 8/31/2005        $21,265                   $16,161                  $18,563
 9/30/2005        $21,964                   $16,885                  $19,464
10/31/2005        $20,868                   $16,393                  $18,783
11/30/2005        $21,589                   $16,798                  $19,588
12/31/2005        $22,438                   $17,581                  $20,997
 1/31/2006        $23,705                   $18,661                  $22,484
 2/28/2006        $23,992                   $18,623                  $22,285
 3/31/2006        $24,763                   $19,246                  $23,134
 4/30/2006        $25,909                   $20,179                  $24,387
 5/31/2006        $24,664                   $19,420                  $23,019
 6/30/2006        $24,082                   $19,427                  $22,370
 7/31/2006        $23,972                   $19,622                  $22,125
 8/31/2006        $24,469                   $20,167                  $22,816
 9/30/2006        $24,889                   $20,202                  $22,888
10/31/2006        $25,697                   $20,989                  $23,857

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------
ADVISOR CLASS 5                              10/31/06
-----------------------------------------------------
1-Year                                        +23.14%
-----------------------------------------------------
5-Year                                        +19.40%
-----------------------------------------------------
10-Year                                       + 9.90%
-----------------------------------------------------


                                                              Annual Report | 11

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 1/1/97, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +141.51% and +9.38%.

6. Source: Standard & Poor's Micropal. The S&P/Citigroup Global ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.


12 | ANNUAL REPORT

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              ANNUAL REPORT | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                                   BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES PAID DURING
CLASS A                                              VALUE 5/1/06          VALUE 10/31/06        PERIOD* 5/1/06  -10/31/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $  990.50                    $ 7.63
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,017.54                    $ 7.73
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $  986.90                    $11.37
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,013.76                    $11.52
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $  986.90                    $11.37
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,013.76                    $11.52
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $  991.70                    $ 6.43
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,018.75                    $ 6.51
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.52%; B: 2.27%; C: 2.27%; and Advisor: 1.28%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | ANNUAL REPORT

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                             ---------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
CLASS A                                                          2006          2005          2004          2003         2002
                                                             ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................     $  19.60      $  19.40      $  17.01      $  12.27      $ 11.91
                                                             ---------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...............................         0.27          0.27          0.20          0.13         0.15

 Net realized and unrealized gains (losses) ............         4.07          2.61          2.40          4.74         0.45
                                                             ---------------------------------------------------------------
Total from investment operations .......................         4.34          2.88          2.60          4.87         0.60
                                                             ---------------------------------------------------------------
Less distributions from:

 Net investment income .................................        (0.51)        (0.24)        (0.21)        (0.13)       (0.24)

 Net realized gains from investments ...................        (0.23)        (2.44)           --            --           --
                                                             ---------------------------------------------------------------
Total distributions ....................................        (0.74)        (2.68)        (0.21)        (0.13)       (0.24)
                                                             ---------------------------------------------------------------
Redemption fees ........................................           -- d          -- d          -- d          --           --
                                                             ---------------------------------------------------------------
Net asset value, end of year ...........................     $  23.20      $  19.60      $  19.40      $  17.01      $ 12.27
                                                             ===============================================================

Total return c .........................................        22.80%        15.00%        15.40%        39.99%        4.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................     $356,785      $288,564      $474,742      $350,507      $71,070

Ratios to average net assets:

 Expenses ..............................................         1.50% e       1.57% e       1.63% e       1.52%        1.63%

 Net investment income .................................         1.24%         1.27%         1.06%         0.91%        1.15%

Portfolio turnover rate ................................        33.92%        36.91% f      14.22%         6.37%       27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                             ------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
CLASS B                                                        2006         2005          2004          2003         2002
                                                             ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $19.21       $19.07        $16.75        $12.11       $11.77
                                                             ------------------------------------------------------------
Income from investment operations a:

 Net investment income b .................................     0.09         0.12          0.08          0.07         0.03

 Net realized and unrealized gains (losses) ..............     4.00         2.56          2.35          4.62         0.46
                                                             ------------------------------------------------------------
Total from investment operations .........................     4.09         2.68          2.43          4.69         0.49
                                                             ------------------------------------------------------------
Less distributions from:

 Net investment income ...................................    (0.44)       (0.10)        (0.11)        (0.05)       (0.15)

 Net realized gains from investments .....................    (0.23)       (2.44)           --            --           --
                                                             ------------------------------------------------------------
Total distributions ......................................    (0.67)       (2.54)        (0.11)        (0.05)       (0.15)
                                                             ------------------------------------------------------------
Redemption fees ..........................................       -- d         -- d          -- d          --           --
                                                             ------------------------------------------------------------
Net asset value, end of year .............................   $22.63       $19.21        $19.07        $16.75       $12.11
                                                             ============================================================

Total return c ...........................................    21.93%       14.10%        14.54%        38.85%        4.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................   $7,758       $7,576        $6,539        $3,352       $1,691

Ratios to average net assets:

 Expenses ................................................     2.24% e      2.32% e       2.38% e       2.27%        2.38%

 Net investment income ...................................     0.50%        0.52%         0.31%         0.16%        0.40%

Portfolio turnover rate ..................................    33.92%       36.91% f      14.22%         6.37%       27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                            ----------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
CLASS C                                                        2006           2005           2004           2003        2002
                                                            ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................     $ 19.25        $ 19.12        $ 16.79        $ 12.17      $11.82
                                                            ----------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................        0.11           0.13           0.06           0.06        0.05

 Net realized and unrealized gains (losses) ...........        4.00           2.55           2.37           4.62        0.47
                                                            ----------------------------------------------------------------
Total from investment operations ......................        4.11           2.68           2.43           4.68        0.52
                                                            ----------------------------------------------------------------
Less distributions from:

 Net investment income ................................       (0.45)         (0.11)         (0.10)         (0.06)      (0.17)

 Net realized gains from investments ..................       (0.23)         (2.44)            --             --          --
                                                            ----------------------------------------------------------------
Total distributions ...................................       (0.68)         (2.55)         (0.10)         (0.06)      (0.17)
                                                            ----------------------------------------------------------------
Redemption fees .......................................          -- d           -- d           -- d           --          --
                                                            ----------------------------------------------------------------
Net asset value, end of year ..........................     $ 22.68        $ 19.25        $ 19.12        $ 16.79      $12.17
                                                            ================================================================

Total return c ........................................       21.91%         14.12%         14.54%         38.60%       4.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................     $30,988        $23,519        $16,579        $10,673      $3,904

Ratios to average net assets:

 Expenses .............................................        2.25% e        2.32% e        2.38% e        2.28%       2.31%

 Net investment income ................................        0.49%          0.52%          0.31%          0.15%       0.47%

Portfolio turnover rate ...............................       33.92%         36.91%f        14.22%          6.37%      27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                            ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                  2006           2005           2004         2003         2002
                                                            ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................    $ 19.67        $ 19.46        $ 17.04      $ 12.29      $ 11.92
                                                            ---------------------------------------------------------------

Income from investment operations a:

 Net investment income b ...............................       0.32           0.36           0.21         0.20         0.20

 Net realized and unrealized gains (losses) ............       4.09           2.57           2.46         4.70         0.44
                                                            ---------------------------------------------------------------
Total from investment operations .......................       4.41           2.93           2.67         4.90         0.64
                                                            ---------------------------------------------------------------
Less distributions from:

 Net investment income .................................      (0.59)         (0.28)         (0.25)       (0.15)       (0.27)

 Net realized gains from investments ...................      (0.23)         (2.44)            --           --           --
                                                            ---------------------------------------------------------------
Total distributions ....................................      (0.82)         (2.72)         (0.25)       (0.15)       (0.27)
                                                            ---------------------------------------------------------------
Redemption fees ........................................         -- c           -- c           -- c         --           --
                                                            ---------------------------------------------------------------
Net asset value, end of year ...........................    $ 23.26        $ 19.67        $ 19.46      $ 17.04      $ 12.29
                                                            ===============================================================

Total return ...........................................      23.14%         15.26%         15.73%       40.37%        5.24%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................    $40,270        $31,695        $16,195      $25,482      $16,937

Ratios to average net assets:

 Expenses ..............................................       1.25% d        1.32% d        1.38% d      1.27%        1.35%

 Net investment income .................................       1.49%          1.52%          1.31%        1.16%        1.43%

Portfolio turnover rate ................................      33.92%         36.91% e       14.22%        6.37%       27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.

e Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 92.3%
  AUSTRALIA 4.6%
  Billabong International Ltd. ...................           Textiles, Apparel & Luxury Goods               242,184     $  2,940,172
  Downer EDI Ltd. ................................            Commercial Services & Supplies                767,473        3,826,751
  PaperlinX Ltd. .................................               Paper & Forest Products                  2,647,437        8,445,086
  Repco Corp. Ltd. ...............................                     Distributors                       4,160,351        4,960,573
                                                                                                                        ------------
                                                                                                                          20,172,582
                                                                                                                        ------------
  BAHAMAS 0.6%
a Steiner Leisure Ltd. ...........................            Diversified Consumer Services                  61,420        2,803,209
                                                                                                                        ------------
  BELGIUM 1.2%
  Barco NV .......................................          Electronic Equipment & Instruments               63,220        5,204,152
                                                                                                                        ------------
  BRAZIL 0.4%
b Companhia de Saneamento de Minas Gerais,
   144A ..........................................                   Water Utilities                        170,000        1,582,742
                                                                                                                        ------------
  CANADA 12.1%
  Abitibi-Consolidated Inc. ......................               Paper & Forest Products                  1,558,100        3,858,985
a ATS Automation Tooling Systems Inc. ............                      Machinery                           354,400        4,066,704
  Domtar Inc. ....................................               Paper & Forest Products                    515,600        3,362,459
a Dorel Industries Inc., B .......................                  Household Durables                      127,900        3,327,257
a GSI Group Inc. .................................          Electronic Equipment & Instruments              416,230        3,808,505
  Legacy Hotels ..................................                     Real Estate                          369,270        3,020,089
  Linamar Corp. ..................................                   Auto Components                        242,179        2,828,604
  MDS Inc. .......................................           Health Care Providers & Services               322,319        5,685,702
  North West Co. Fund ............................            Diversified Financial Services                515,094        8,081,256
a Open Text Corp. ................................             Internet Software & Services                 292,256        5,314,219
  Quebecor World Inc. ............................            Commercial Services & Supplies                329,124        4,166,646
a Saxon Energy Services Inc. .....................             Energy Equipment & Services                  536,300        2,221,743
  Transcontinental Inc., A .......................            Commercial Services & Supplies                171,652        2,945,358
                                                                                                                        ------------
                                                                                                                          52,687,527
                                                                                                                        ------------
  CHINA 6.7%
  Bio-Treat Technology Ltd. ......................            Commercial Services & Supplies              3,464,000        1,357,210
  China Oilfield Services Ltd. ...................             Energy Equipment & Services                9,354,293        5,256,167
  China Resources Power Holdings Co. Ltd. ........     Independent Power Producers & Energy Traders       4,724,883        5,893,042
  Chitaly Holdings Ltd. ..........................                  Household Durables                    7,713,271        1,120,711
  People's Food Holdings Ltd. ....................                    Food Products                       9,631,101        7,237,708
  Sinotrans Ltd., H ..............................               Air Freight & Logistics                  8,745,000        2,991,012
  Travelsky Technology Ltd., H ...................                     IT Services                        1,886,075        2,473,636
  Weiqiao Textile Co. Ltd. .......................           Textiles, Apparel & Luxury Goods             2,077,078        2,852,337
                                                                                                                        ------------
                                                                                                                          29,181,823
                                                                                                                        ------------
  DENMARK 2.4%
a Vestas Wind Systems AS .........................                 Electrical Equipment                     363,475       10,237,768
                                                                                                                        ------------
  FINLAND 2.1%
  Amer Sports OYJ ................................             Leisure Equipment & Products                 210,286        4,661,718
  Huhtamaki OYJ ..................................                Containers & Packaging                    249,747        4,449,605
                                                                                                                        ------------
                                                                                                                           9,111,323
                                                                                                                        ------------


                                                              Annual Report | 19

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
     TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 INDUSTRY                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     GERMANY 3.4%
     Celesio AG ..........................................        Health Care Providers & Services            51,028    $  2,636,890
   a Jenoptik AG .........................................    Semiconductors & Semiconductor Equipment       452,705       4,136,796
     Vossloh AG ..........................................                   Machinery                       126,536       7,884,019
                                                                                                                        ------------
                                                                                                                          14,657,705
                                                                                                                        ------------
     HONG KONG 5.2%
     Asia Satellite Telecommunications Holdings Ltd. .....     Diversified Telecommunication Services      1,012,902       1,758,239
     Dah Sing Financial Group ............................                Commercial Banks                   385,669       3,374,579
     Fountain Set (Holdings) Ltd. ........................        Textiles, Apparel & Luxury Goods         8,860,566       2,563,426
     Giordano International Ltd. .........................                Specialty Retail                 6,611,910       3,307,145
     Hung Hing Printing Group Ltd. .......................             Containers & Packaging              1,400,260         765,199
     Lerado Group (Holding) Co. Ltd. .....................          Leisure Equipment & Products           9,098,706       1,052,929
     Ngai Lik Industrial Holding Ltd. ....................               Household Durables                9,573,818         935,568
     Techtronic Industries Co. Ltd. ......................               Household Durables                1,221,250       1,730,465
     Texwinca Holdings Ltd. ..............................        Textiles, Apparel & Luxury Goods         4,818,808       3,159,996
     Yue Yuen Industrial Holdings Ltd. ...................        Textiles, Apparel & Luxury Goods         1,394,045       4,221,283
                                                                                                                        ------------
                                                                                                                          22,868,829
                                                                                                                        ------------
     INDONESIA 1.3%
     PT Astra International Tbk ..........................                  Automobiles                    3,890,744       5,733,007
                                                                                                                        ------------
     JAPAN 5.2%
     Meitec Corp. ........................................         Commercial Services & Supplies            145,248       4,582,269
     Nichii Gakkan Co. ...................................        Health Care Providers & Services           312,400       4,607,276
     Sohgo Security Services Co. Ltd. ....................         Commercial Services & Supplies            517,801       9,208,105
     Tenma Corp. .........................................               Household Durables                  160,214       2,724,453
     Tokyo Individualized Educational Institute Inc. .....         Diversified Consumer Services             539,257       1,369,293
                                                                                                                        ------------
                                                                                                                          22,491,396
                                                                                                                        ------------
     LUXEMBOURG 0.4%
   a Thiel Logistik AG ...................................                  IT Services                      501,627       1,933,408
                                                                                                                        ------------
     MEXICO 0.5%
   a Promotora Ambiental SA de CV ........................         Commercial Services & Supplies          1,677,700       2,307,832
                                                                                                                        ------------
     NETHERLANDS 5.9%
     Aalberts Industries NV ..............................              Industrial Machinery                  55,004       4,317,230
   a Draka Holding NV ....................................              Electrical Equipment                  96,368       2,090,824
     OPG Groep NV ........................................        Health Care Providers & Services            72,525       7,437,199
     SBM Offshore NV .....................................          Energy Equipment & Services               88,312       2,613,703
     Vedior NV ...........................................         Commercial Services & Supplies            495,442       9,060,972
                                                                                                                        ------------
                                                                                                                          25,519,928
                                                                                                                        ------------
     NORWAY 0.5%
     Prosafe ASA .........................................          Energy Equipment & Services               33,742       2,157,820
                                                                                                                        ------------
     RUSSIA 0.1%
 a,b X 5 Retails Group NV, GDR, 144A .....................            Food & Staples Retailing                18,394         403,932
 a,b X 5 Retails Group NV, GDR, 144A (IPO) ...............            Food & Staples Retailing                 9,404         206,512
                                                                                                                        ------------
                                                                                                                             610,444
                                                                                                                        ------------


20 | Annual Report

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                             INDUSTRY                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   SINGAPORE 2.8%
   Huan Hsin Holdings Ltd. ........................         Electronic Equipment & Instruments            2,700,075    $    936,502
   Osim International Ltd. ........................                  Specialty Retail                     5,210,223       5,655,647
   Venture Corp. Ltd. .............................         Electronic Equipment & Instruments              624,862       5,739,307
                                                                                                                       ------------
                                                                                                                         12,331,456
                                                                                                                       ------------
   SOUTH KOREA 6.2%
   Bank of Pusan ..................................                  Commercial Banks                       332,045       4,263,990
   Daeduck Electronics Co. Ltd. ...................         Electronic Equipment & Instruments              599,863       5,220,352
   Daegu Bank Co. Ltd. ............................                  Commercial Banks                       316,855       5,245,888
   Halla Climate Control Corp. ....................                  Auto Components                        649,160       7,509,519
   Sindo Ricoh Co. ................................                 Office Electronics                       35,020       1,992,117
   Youngone Corp. .................................          Textiles, Apparel & Luxury Goods               529,329       2,831,327
                                                                                                                       ------------
                                                                                                                         27,063,193
                                                                                                                       ------------
   SWEDEN 1.3%
   D. Carnegie & Co. AB ...........................                  Capital Markets                        288,955       5,521,051
                                                                                                                       ------------
   SWITZERLAND 2.8%
 a Kuoni Reisen Holding AG, B .....................           Hotels, Restaurants & Leisure                   5,430       2,962,969
   Verwaltungs-und Privat-Bank AG .................                  Capital Markets                         27,682       6,979,730
   Vontobel Holding AG ............................                  Capital Markets                         51,568       2,210,916
                                                                                                                       ------------
                                                                                                                         12,153,615
                                                                                                                       ------------
   TAIWAN 11.8%
   AcBel Polytech Inc. ............................                Electrical Equipment                  10,191,440       3,271,706
 a BenQ Corp. .....................................              Computers & Peripherals                  3,936,000       1,957,619
   D-Link Corp. ...................................              Communications Equipment                11,306,460      12,593,028
   Fu Sheng Industrial Co. Ltd. ...................              Industrial Conglomerates                 4,685,990       3,955,018
   Giant Manufacturing Co. Ltd. ...................            Leisure Equipment & Products               3,690,000       5,783,873
   KYE Systems Corp. ..............................              Computers & Peripherals                  4,455,664       4,244,129
   Pihsiang Machinery Manufacturing Co. Ltd. ......          Health Care Equipment & Supplies             2,610,000       5,577,965
   Simplo Technology Co. Ltd. .....................              Computers & Peripherals                  1,781,300       5,025,763
   Taiwan Fu Hsing ................................                 Building Products                     7,000,980       6,457,573
   Test-Rite International Co. Ltd. ...............                    Distributors                       5,026,757       2,606,186
                                                                                                                       ------------
                                                                                                                         51,472,860
                                                                                                                       ------------
   THAILAND 3.4%
   Bank of Ayudhya Public Co. Ltd. ................                  Commercial Banks                     3,030,000       1,544,422
   BEC World Public Co. Ltd., fgn .................                       Media                           5,445,366       2,701,347
   Glow Energy Public Co. Ltd., fgn ...............    Independent Power Producers & Energy Traders       1,724,209       1,445,163
 b Glow Energy Public Co. Ltd., fgn., 144A ........    Independent Power Producers & Energy Traders       3,863,345       3,238,102
 a Total Access Communication Public Co. Ltd. .....        Wireless Telecommunication Services            1,431,090       5,724,360
                                                                                                                       ------------
                                                                                                                         14,653,394
                                                                                                                       ------------
   UNITED KINGDOM 11.4%
   Bodycote International PLC .....................                     Machinery                         1,426,616       6,686,996
   Burberry Group PLC .............................          Textiles, Apparel & Luxury Goods               418,326       4,460,228
   DS Smith PLC ...................................               Containers & Packaging                  1,314,972       4,326,493
   Electrocomponents PLC ..........................         Electronic Equipment & Instruments              119,938         659,983
   FKI PLC ........................................                     Machinery                         2,995,830       5,471,248


                                                              Annual Report | 21

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                                   INDUSTRY                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   UNITED KINGDOM (CONTINUED)
   Future PLC .................................................                 Media                     4,107,160    $  2,663,489
   Game Group PLC .............................................            Specialty Retail               6,449,328      10,794,238
   iSOFT Group PLC ............................................    Health Care Providers & Services       3,960,320       3,436,941
   John Wood Group PLC ........................................      Energy Equipment & Services            950,519       4,265,018
   Yule Catto & Company PLC ...................................               Chemicals                   1,545,947       6,789,295
                                                                                                                       ------------
                                                                                                                         49,553,929
                                                                                                                       ------------
   TOTAL COMMON STOCKS
     (COST $314,022,962) ......................................                                                         402,010,993
                                                                                                                       ------------

                                                                                                     ----------------
                                                                                                     PRINCIPAL AMOUNT
                                                                                                     ----------------
   SHORT TERM INVESTMENTS (COST $33,620,349) 7.7%
   U.S. GOVERNMENT AND AGENCY SECURITIES 7.7%
 c Federal Home Loan Bank, 11/01/06 ...........................                                        $ 33,625,000      33,625,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $347,643,311)
     100.0% ...................................................                                                         435,635,993
   OTHER ASSETS, LESS LIABILITIES 0.0% d ......................                                                             164,948
                                                                                                                       ------------
   NET ASSETS 100.0% ..........................................                                                        $435,800,941
                                                                                                                       ============

SELECTED PORTFOLIO ABBREVIATION

GDR - Global Depository Receipt

a     Non-income producing for the twelve months ended October 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $5,431,288, representing 1.25% of net assets.

c     The security is traded on a discount basis with no stated coupon rate.

d     Rounds to less than 0.1% of net assets.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

                                                                                 ---------------
                                                                                    TEMPLETON
                                                                                 FOREIGN SMALLER
                                                                                  COMPANIES FUND
                                                                                 ---------------
Assets:
 Investments in securities:
  Cost ..................................................................          $347,643,311
                                                                                   ============
  Value .................................................................          $435,635,993
 Cash ...................................................................                 6,887
 Foreign currency, at value (cost $522,741) .............................               334,097
 Receivables:
  Investment securities sold ............................................             1,942,286
  Capital shares sold ...................................................               835,957
  Dividends .............................................................               535,049
                                                                                   ------------
        Total assets ....................................................           439,290,269
                                                                                   ------------
Liabilities:
 Payables:
  Investment securities purchased .......................................             2,028,555
  Capital shares redeemed ...............................................               740,298
  Affiliates ............................................................               563,353
 Accrued expenses and other liabilities .................................               157,122
                                                                                   ------------
        Total liabilities ...............................................             3,489,328
                                                                                   ------------
           Net assets, at value .........................................          $435,800,941
                                                                                   ============
Net assets consist of:
 Paid-in capital ........................................................          $271,811,450
 Undistributed net investment income ....................................             6,377,284
 Net unrealized appreciation (depreciation) .............................            87,805,028
 Accumulated net realized gain (loss) ...................................            69,807,179
                                                                                   ------------
           Net assets, at value .........................................          $435,800,941
                                                                                   ============


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2006

                                                                                                 ---------------
                                                                                                    TEMPLETON
                                                                                                 FOREIGN SMALLER
                                                                                                  COMPANIES FUND
                                                                                                 ---------------
CLASS A:
 Net assets, at value ..............................................................               $356,785,329
                                                                                                   ============
 Shares outstanding ................................................................                 15,379,307
                                                                                                   ============
 Net asset value per share a .......................................................               $      23.20
                                                                                                   ============
 Maximum offering price per share (net asset value per share / 94.25%) .............               $      24.62
                                                                                                   ============
CLASS B:
 Net assets, at value ..............................................................               $  7,757,520
                                                                                                   ============
 Shares outstanding ................................................................                    342,811
                                                                                                   ============
 Net asset value and maximum offering price per share a ............................               $      22.63
                                                                                                   ============
CLASS C:
 Net assets, at value ..............................................................               $ 30,988,017
                                                                                                   ============
 Shares outstanding ................................................................                  1,366,339
                                                                                                   ============
 Net asset value and maximum offering price per share a ............................               $      22.68
                                                                                                   ============
ADVISOR CLASS:
 Net assets, at value ..............................................................               $ 40,270,075
                                                                                                   ============
 Shares outstanding ................................................................                  1,731,636
                                                                                                   ============
 Net asset value and maximum offering price per share a ............................               $      23.26
                                                                                                   ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2006

                                                                                          ---------------
                                                                                             TEMPLETON
                                                                                          FOREIGN SMALLER
                                                                                           COMPANIES FUND
                                                                                          ---------------
Investment income:
 Dividends (net of foreign taxes of $1,311,385) .....................................       $  9,741,759
 Interest (net of foreign taxes of $920) ............................................          1,191,708
 Other income (Note 9) ..............................................................                108
                                                                                            ------------
        Total investment income .....................................................         10,933,575
                                                                                            ------------
Expenses:
 Management fees (Note 3a) ..........................................................          3,537,931
 Distribution fees (Note 3c)
  Class A ...........................................................................            812,397
  Class B ...........................................................................             79,940
  Class C ...........................................................................            278,288
 Transfer agent fees (Note 3e) ......................................................            891,821
 Custodian fees (Note 4) ............................................................            235,446
 Reports to shareholders ............................................................             78,956
 Registration and filing fees .......................................................             82,314
 Professional fees ..................................................................             69,336
 Trustees' fees and expenses ........................................................             23,356
 Other ..............................................................................             65,512
                                                                                            ------------
        Total expenses ..............................................................          6,155,297
        Expense reductions (Note 4) .................................................             (2,398)
                                                                                            ------------
           Net expenses .............................................................          6,152,899
                                                                                            ------------
              Net investment income .................................................          4,780,676
                                                                                            ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $285,404) ....................................         79,469,375
  Foreign currency transactions .....................................................           (415,079)
                                                                                            ------------
           Net realized gain (loss) .................................................         79,054,296
                                                                                            ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .......................................................................         (6,755,910)
  Translation of assets and liabilities denominated in foreign currencies ...........           (100,489)
                                                                                            ------------
           Net change in unrealized appreciation (depreciation) .....................         (6,856,399)
                                                                                            ------------
Net realized and unrealized gain (loss) .............................................         72,197,897
                                                                                            ------------
Net increase (decrease) in net assets resulting from operations .....................       $ 76,978,573
                                                                                            ------------


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   --------------------------------
                                                                                                            TEMPLETON FOREIGN
                                                                                                         SMALLER COMPANIES FUND
                                                                                                   --------------------------------
                                                                                                         YEAR ENDED OCTOBER 31,
                                                                                                        2006               2005
                                                                                                   --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................     $   4,780,676      $   8,037,655
  Net realized gain (loss) from investments and foreign currency transactions ................        79,054,296        102,070,558
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies .................................        (6,856,399)       (32,185,095)
                                                                                                   --------------------------------
        Net increase (decrease) in net assets resulting from operations ......................        76,978,573         77,923,118
                                                                                                   --------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................................................................        (7,386,523)        (6,145,981)
    Class B ..................................................................................          (172,988)           (33,765)
    Class C ..................................................................................          (542,466)           (95,819)
    Advisor Class ............................................................................        (1,060,963)          (315,995)
  Net realized gains from investments:
    Class A ..................................................................................        (3,328,450)       (69,938,465)
    Class B ..................................................................................           (90,949)          (865,927)
    Class C ..................................................................................          (282,577)        (2,643,922)
    Advisor Class ............................................................................          (419,267)        (3,412,582)
                                                                                                   --------------------------------
 Total distributions to shareholders .........................................................       (13,284,183)       (83,452,456)
                                                                                                   --------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................................................................        16,689,417       (186,867,412)
    Class B ..................................................................................        (1,131,246)         1,610,365
    Class C ..................................................................................         3,146,741          9,161,301
    Advisor Class ............................................................................         2,043,307         18,916,065
                                                                                                   --------------------------------
 Total capital share transactions ............................................................        20,748,219       (157,179,681)
                                                                                                   --------------------------------

 Redemption fees .............................................................................             5,046              6,981
                                                                                                   --------------------------------
        Net increase (decrease) in net assets ................................................        84,447,655       (162,702,038)
Net assets:
 Beginning of year ...........................................................................       351,353,286        514,055,324
                                                                                                   --------------------------------
 End of year .................................................................................     $ 435,800,941      $ 351,353,286
                                                                                                   ================================
Undistributed net investment income included in net assets:
  End of year ................................................................................     $   6,377,284      $   1,626,747
                                                                                                   ================================


26 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Foreign Smaller Companies Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the


                                                              Annual Report | 27

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


28 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary.

Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                              Annual Report | 29

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                         -----------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                    2006                                2005
                                                         -----------------------------------------------------------------
                                                           SHARES             AMOUNT           SHARES            AMOUNT
                                                         -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................................         5,240,690       $ 114,901,046       9,336,592      $ 198,298,148
 Shares issued in reinvestment of
  distributions .................................           484,680           9,831,027       3,724,327         73,218,626
 Redemptions in-kind (Note 8) ...................                --                  --     (12,898,114)      (250,481,378)
 Shares redeemed ................................        (5,068,889)       (108,042,656)     (9,905,897)      (207,902,808)
                                                         -----------------------------------------------------------------
 Net increase (decrease) ........................           656,481       $  16,689,417      (9,743,092)     $(186,867,412)
                                                         =================================================================


30 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                         ----------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                                     2006                              2005
                                                         ----------------------------------------------------------------
                                                            SHARES            AMOUNT          SHARES            AMOUNT
                                                         ----------------------------------------------------------------
CLASS B SHARES:
 Shares sold ...................................             33,710       $    722,559          76,131       $  1,575,715
 Shares issued in reinvestment of
  distributions ................................             12,195            242,316          42,982            827,048
 Shares redeemed ...............................            (97,543)        (2,096,121)        (67,516)          (792,398)
                                                         ----------------------------------------------------------------
 Net increase (decrease) .......................            (51,638)      $ (1,131,246)         51,597       $  1,610,365
                                                         ================================================================
CLASS C SHARES:
 Shares sold ...................................            489,581       $ 10,522,329         448,961       $  9,424,574
 Shares issued in reinvestment of
  distributions ................................             34,589            688,654         118,028          2,274,674
 Shares redeemed ...............................           (379,346)        (8,064,242)       (212,380)        (2,537,947)
                                                         ----------------------------------------------------------------
 Net increase (decrease) .......................            144,824       $  3,146,741         354,609       $  9,161,301
                                                         ================================================================
ADVISOR CLASS SHARES:
 Shares sold ...................................          1,505,697       $ 32,455,702       1,603,696       $ 34,135,755
 Shares issued in reinvestment of
  distributions ................................             27,790            565,024          66,276          1,308,071
 Shares redeemed ...............................         (1,413,001)       (30,977,419)       (890,944)       (16,527,761)
                                                         ----------------------------------------------------------------
 Net increase (decrease) .......................            120,486       $  2,043,307         779,028       $ 18,916,065
                                                         ================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                AFFILIATION
----------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                        Investment manager
Templeton Investment Counsel, LLC (TIC)                                   Investment manager
Franklin Templeton Investment Management Limited (FTIML)                  Investment manager
Franklin Templeton Services, LLC (FT Services)                            Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                      Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)             Transfer agent


                                                              Annual Report | 31

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
       1.000%              Up to and including $100 million
       0.900%              Over $100 million, up to and including $250 million
       0.800%              Over $250 million, up to and including $500 million
       0.750%              In excess of $500 million

Under a subadvisory agreement, TIC, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under a subadvisory agreement, FTIML, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ....................................  1.00%
Class C ....................................  1.00%


32 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers ........................................    $89,614
Contingent deferred sales charges retained ..........................    $16,312

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $891,821, of which $525,792 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended October 31, 2006 and 2005, was as follows:

                                                 -------------------------------
                                                     2006                2005
                                                 -------------------------------
Distributions paid from:
 Ordinary income .......................         $10,277,240         $15,032,956
 Long term capital gain ................           3,006,943          68,419,500
                                                 -------------------------------
                                                 $13,284,183         $83,452,456
                                                 ===============================

At October 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .....................................         $ 349,339,760
                                                                  =============
Unrealized appreciation .................................         $ 113,277,188
Unrealized depreciation .................................           (26,980,955)
                                                                  -------------
Net unrealized appreciation (depreciation) ..............         $  86,296,233
                                                                  =============
Undistributed ordinary income ...........................         $  15,788,079
Undistributed long term capital gains ...................            62,092,833
                                                                  -------------
Distributable earnings ..................................         $  77,880,912
                                                                  =============


                                                              Annual Report | 33

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2006, aggregated $131,080,770 and $155,088,239, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REDEMPTION IN-KIND

During the year ended October 31, 2005, the Fund realized $29,143,476 of net gains resulting from in-kind redemptions in which a shareholder exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


34 | Annual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

9. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the Settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 35

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


36 | Annual Report

Franklin Templeton International Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON FOREIGN SMALLER COMPANIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Foreign Smaller Companies Fund (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 19, 2006


                                                              Annual Report | 37

Franklin Templeton International Trust

TAX DESIGNATION (UNAUDITED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $62,093,173 as a long term capital gain dividend for the fiscal year ended October 31, 2006.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $8,022,909 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $5,673,729 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $1,187,204 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2006.

At October 31, 2006, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2006, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to Class A, Class B, Class C, and Advisor Class shareholders of record.


38 | Annual Report

Franklin Templeton International Trust

RECORD DATE: 12/15/2006

------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A

                                                            FOREIGN TAX                FOREIGN                   FOREIGN
                                                                PAID                SOURCE INCOME          QUALIFIED DIVIDENDS
COUNTRY                                                      PER SHARE                PER SHARE                 PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Australia ...............................................     $0.0019                  $0.0145                   $0.0145
Austria .................................................      0.0005                   0.0022                    0.0022
Belgium .................................................      0.0014                   0.0065                    0.0065
Brazil ..................................................      0.0005                   0.0070                    0.0000
Cayman Islands ..........................................      0.0000                   0.0010                    0.0000
Canada ..................................................      0.0055                   0.0258                    0.0096
China ...................................................      0.0000                   0.0209                    0.0000
Finland .................................................      0.0025                   0.0115                    0.0115
Germany .................................................      0.0026                   0.0134                    0.0094
Hong Kong ...............................................      0.0000                   0.0338                    0.0000
India ...................................................      0.0152                   0.0015                    0.0000
Indonesia ...............................................      0.0019                   0.0091                    0.0091
Japan ...................................................      0.0011                   0.0113                    0.0113
Mexico ..................................................      0.0000                   0.0017                    0.0017
Netherlands .............................................      0.0036                   0.0165                    0.0165
Norway ..................................................      0.0009                   0.0042                    0.0042
Philippines .............................................      0.0012                   0.0034                    0.0034
Singapore ...............................................      0.0000                   0.0097                    0.0000
South Korea .............................................      0.0071                   0.0300                    0.0300
Sweden ..................................................      0.0027                   0.0127                    0.0127
Switzerland .............................................      0.0012                   0.0132                    0.0061
Taiwan ..................................................      0.0321                   0.0988                    0.0000
Thailand ................................................      0.0027                   0.0192                    0.0192
United Kingdom ..........................................      0.0000                   0.0428                    0.0428
                                                              ----------------------------------------------------------
TOTAL ...................................................     $0.0846                  $0.4107                   $0.2107
                                                              ==========================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS B

                                                            FOREIGN TAX                FOREIGN                   FOREIGN
                                                                PAID                SOURCE INCOME          QUALIFIED DIVIDENDS
COUNTRY                                                      PER SHARE                PER SHARE                 PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Australia ...............................................     $0.0019                  $0.0109                   $0.0109
Austria .................................................      0.0005                   0.0016                    0.0016
Belgium .................................................      0.0014                   0.0049                    0.0049
Brazil ..................................................      0.0005                   0.0053                    0.0000
Cayman Islands ..........................................      0.0000                   0.0008                    0.0000
Canada ..................................................      0.0055                   0.0194                    0.0072
China ...................................................      0.0000                   0.0157                    0.0000
Finland .................................................      0.0025                   0.0086                    0.0086
Germany .................................................      0.0026                   0.0101                    0.0071
Hong Kong ...............................................      0.0000                   0.0254                    0.0000
India ...................................................      0.0152                   0.0011                    0.0000
Indonesia ...............................................      0.0019                   0.0068                    0.0068
Japan ...................................................      0.0011                   0.0084                    0.0084
Mexico ..................................................      0.0000                   0.0013                    0.0013
Netherlands .............................................      0.0036                   0.0124                    0.0124


                                                              Annual Report | 39

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS B

                                                             FOREIGN TAX               FOREIGN                   FOREIGN
                                                                 PAID               SOURCE INCOME          QUALIFIED DIVIDENDS
COUNTRY                                                       PER SHARE               PER SHARE                 PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Norway ...................................................     $0.0009                 $0.0032                   $0.0032
Philippines ..............................................      0.0012                  0.0026                    0.0026
Singapore ................................................      0.0000                  0.0073                    0.0000
South Korea ..............................................      0.0071                  0.0225                    0.0225
Sweden ...................................................      0.0027                  0.0095                    0.0095
Switzerland ..............................................      0.0012                  0.0099                    0.0046
Taiwan ...................................................      0.0321                  0.0742                    0.0000
Thailand .................................................      0.0027                  0.0144                    0.0144
United Kingdom ...........................................      0.0000                  0.0322                    0.0322
                                                               ---------------------------------------------------------
TOTAL ....................................................     $0.0846                 $0.3085                   $0.1582
                                                               =========================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS C

                                                             FOREIGN TAX               FOREIGN                   FOREIGN
                                                                 PAID               SOURCE INCOME          QUALIFIED DIVIDENDS
COUNTRY                                                       PER SHARE               PER SHARE                 PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Australia ................................................     $0.0019                 $0.0115                   $0.0115
Austria ..................................................      0.0005                  0.0017                    0.0017
Belgium ..................................................      0.0014                  0.0052                    0.0052
Brazil ...................................................      0.0005                  0.0056                    0.0000
Cayman Islands ...........................................      0.0000                  0.0008                    0.0000
Canada ...................................................      0.0055                  0.0205                    0.0076
China ....................................................      0.0000                  0.0166                    0.0000
Finland ..................................................      0.0025                  0.0091                    0.0091
Germany ..................................................      0.0026                  0.0107                    0.0075
Hong Kong ................................................      0.0000                  0.0270                    0.0000
India ....................................................      0.0152                  0.0012                    0.0000
Indonesia ................................................      0.0019                  0.0072                    0.0072
Japan ....................................................      0.0011                  0.0090                    0.0090
Mexico ...................................................      0.0000                  0.0014                    0.0014
Netherlands ..............................................      0.0036                  0.0132                    0.0132
Norway ...................................................      0.0009                  0.0034                    0.0034
Philippines ..............................................      0.0012                  0.0027                    0.0027
Singapore ................................................      0.0000                  0.0077                    0.0000
South Korea ..............................................      0.0071                  0.0239                    0.0239
Sweden ...................................................      0.0027                  0.0101                    0.0101
Switzerland ..............................................      0.0012                  0.0105                    0.0049
Taiwan ...................................................      0.0321                  0.0787                    0.0000
Thailand .................................................      0.0027                  0.0153                    0.0153
United Kingdom ...........................................      0.0000                  0.0341                    0.0341
                                                               ---------------------------------------------------------
TOTAL ....................................................     $0.0846                 $0.3271                   $0.1678
                                                               =========================================================


40 | Annual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                ADVISOR CLASS

                                                            FOREIGN TAX             FOREIGN                   FOREIGN
                                                                PAID             SOURCE INCOME          QUALIFIED DIVIDENDS
COUNTRY                                                      PER SHARE             PER SHARE                 PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Australia                                                     $0.0019               $0.0155                   $0.0155
Austria                                                        0.0005                0.0023                    0.0023
Belgium                                                        0.0014                0.0070                    0.0070
Brazil                                                         0.0005                0.0075                    0.0000
Cayman Islands                                                 0.0000                0.0011                    0.0000
Canada                                                         0.0055                0.0276                    0.0103
China                                                          0.0000                0.0224                    0.0000
Finland                                                        0.0025                0.0123                    0.0123
Germany                                                        0.0026                0.0144                    0.0101
Hong Kong                                                      0.0000                0.0363                    0.0000
India                                                          0.0152                0.0016                    0.0000
Indonesia                                                      0.0019                0.0097                    0.0097
Japan                                                          0.0011                0.0121                    0.0121
Mexico                                                         0.0000                0.0018                    0.0018
Netherlands                                                    0.0036                0.0177                    0.0177
Norway                                                         0.0009                0.0045                    0.0045
Philippines                                                    0.0012                0.0037                    0.0037
Singapore                                                      0.0000                0.0104                    0.0000
South Korea                                                    0.0071                0.0321                    0.0321
Sweden                                                         0.0027                0.0136                    0.0136
Switzerland                                                    0.0012                0.0141                    0.0065
Taiwan                                                         0.0321                0.1059                    0.0000
Thailand                                                       0.0027                0.0206                    0.0206
United Kingdom                                                 0.0000                0.0459                    0.0459
                                                              -------------------------------------------------------
TOTAL                                                         $0.0846               $0.4401                   $0.2257
                                                              =======================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate) or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1


                                                              Annual Report | 41

Franklin Templeton International Trust

In January 2007, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2006. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2006 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


42 | Annual Report

Franklin Templeton International Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION     TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)              Trustee      Since 1991         142                         Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                             company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)              Trustee      Since 1998         143                         Director, Hess Corporation
One Franklin Parkway                                                                             (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                         Corporation) (exploration and
                                                                                                 refining of oil and gas), H.J.
                                                                                                 Heinz Company (processed foods and
                                                                                                 allied products), RTI International
                                                                                                 Metals, Inc. (manufacture and
                                                                                                 distribution of titanium), Canadian
                                                                                                 National Railway (railroad) and
                                                                                                 White Mountains Insurance Group,
                                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)             Trustee      Since 1991         116                         Director, Center for Creative Land
One Franklin Parkway                                                                             Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)                Trustee      Since February     46                          None
One Franklin Parkway                              2006
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)          Trustee and       Trustee since        142                         None
One Franklin Parkway                 Chairman of       1991 and
San Mateo, CA 94403-1906             the Board         Chairman of the
                                                       Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)      Trustee,          Trustee since        126                         None
One Franklin Parkway                 President and     1991, President
San Mateo, CA 94403-1906             Chief Executive   since 1993 and
                                     Officer -         Chief Executive
                                     Investment        Officer -
                                     Management        Investment
                                                       Management
                                                       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)               Vice President    Since 1993           Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                Chief             Chief Compliance     Not Applicable              Not Applicable
One Franklin Parkway                 Compliance        Officer since 2004
San Mateo, CA 94403-1906             Officer and       and Vice
                                     Vice President    President - AML
                                     - AML             Compliance since
                                     Compliance        February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)               Treasurer         Since 2004           Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)              Senior Vice       Since 200            Not Applicable              Not Applicable
500 East Broward Blvd.               President and
Suite 2100                           Chief Executive
Fort Lauderdale, FL 33394-3091       Officer -
                                     Finance and
                                     Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                 Vice President    Since 2000           Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)              Vice President    Since 2000           Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)             Vice President    Vice President       Not Applicable              Not Applicable
One Franklin Parkway                 and Secretary     since March 2006
San Mateo, CA 94403-1906                               and Secretary
                                                       since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 30 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                         LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                             POSITION            TIME SERVED       BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                    Vice President      Since 2005        Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)                  Chief Financial     Since 2004        Not Applicable               Not Applicable
500 East Broward Blvd.                  Officer and
Suite 2100                              Chief
Fort Lauderdale, FL 33394-3091          Accounting
                                        Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to October 31, 2006, Mr. S. Joseph Fortunato and Mr. Gordon S. Macklin each ceased to be a trustee of the Trust.

Note 3: Prior to October 31, 2006, Michael O. Magdol and Steven J. Gray ceased to be officers of the Trust.

Note 4: Subsequent to October 31, 2006, Harmon E. Burns ceased to be an officer of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


46 | Annual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON FOREIGN SMALLER COMPANIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              ANNUAL REPORT | 47

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                                 Michigan 7
Arizona                                 Minnesota 7
California 8                            Missouri
Colorado                                New Jersey
Connecticut                             New York 8
Florida 8                               North Carolina
Georgia                                 Ohio 7
Kentucky                                Oregon
Louisiana                               Pennsylvania
Maryland                                Tennessee
Massachusetts 7                         Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/06                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON         One Franklin Parkway
   INVESTMENTS             San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON FOREIGN SMALLER COMPANIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISORS

Templeton Investment Counsel, LLC
Franklin Templeton Investment Management Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisors. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

191 A2006 12/06





                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      OCTOBER 31, 2006
--------------------------------------------------------------------------------

                                                  A series of Franklin Templeton
                                                  International Trust

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER               GLOBAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                  TEMPLETON                            FASTER VIA EMAIL?
            GLOBAL LONG-SHORT FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .........................................................   1

ANNUAL REPORT

Templeton Global Long-Short Fund ...........................................   3

Performance Summary ........................................................   9

Your Fund's Expenses .......................................................  13

Financial Highlights and Statement of Investments ..........................  15

Financial Statements .......................................................  22

Notes to Financial Statements ..............................................  25

Report of Independent Registered Public Accounting Firm ....................  35

Tax Designation ............................................................  36

Board Members and Officers .................................................  39

Shareholder Information ....................................................  43

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

During the 12 months ended October 31, 2006, the global economies continued to expand at a moderate pace. However, during the latter half of the period, there were some indications that the momentum was winding down. Equity markets performed well despite the effects of rising interest rates and investor worries about higher inflation. In this environment, the Morgan Stanley Capital International (MSCI) World Index returned +21.91%, and the MSCI Europe, Australasia, Far East (EAFE) Index returned +28.04%. 1

In the enclosed annual report, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                               Not part of the annual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Templeton International Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

Annual Report

Templeton Global Long-Short Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Global Long-Short Fund covers the fiscal year ended October 31, 2006.

PERFORMANCE OVERVIEW

Templeton Global Long-Short Fund - Class A posted a +15.93% cumulative total return for the year under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), which posted a +21.91% total return for the same period. 1 Since inception on July 31, 2001, the Fund's Class A shares posted a cumulative total return of +33.04% compared with +48.52% for the Index. 2 The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, was low at just 6.19% since inception. 3 By comparison, the Index's standard deviation during this time was 13.21%. You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

Global economic growth remained strong for the 12-month period ended October 31, 2006. However, rising interest rates during most of the period, sustained high oil prices, and a slowing U.S. residential housing market led to substantially slower U.S. growth in the third quarter of 2006. In the summer,

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. As of 10/31/06, the Fund's Class A average annual total return not including sales charges was +5.59% since inception on 7/31/01, compared with the +7.83% average annual total return for the MSCI World Index for the same period. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Standard deviation is a statistical measure of the range of a fund's total return. In general, a high standard deviation means greater volatility.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                               Annual Report | 3
the U.S. Federal Reserve Board (Fed) concluded that the risk of inflation had declined enough so that it could suspend the monetary tightening campaign begun in June 2004. Although a slowing U.S. economy could impact the rest of the world's growth, the European Central Bank decided to raise interest rates further, after the Fed had paused. Higher interest rates and concerns of potentially more hikes had created mounting risk aversion and pressured the equity markets. Thus, the Fed's pause was welcomed and provided an impetus to global equity markets, which regained strength toward period-end.

The equity market rally, while geographically broad, was more concentrated on an industry and sector basis. Investors seemed to recognize the risk of expecting peak or near-peak profit margins and high returns to continue. This led to some sector rotation as investors' appetite lessened for highly cyclical or economically sensitive stocks, which had performed well earlier in the period. Instead, investors gravitated toward the less cyclical and more "defensive" areas of the market, including utilities, consumer staples and telecommunications companies. These sectors outperformed broad market indexes toward the end of the period. In contrast, as oil prices receded fairly sharply and natural gas prices plummeted, energy-related stocks suffered and gave back part of their gains achieved earlier.

In this environment, global equity markets rebounded from lows reached in June 2006. For the 12 months ended October 31, 2006, the MSCI Europe, Australasia, Far East (EAFE) Index posted a +28.04% total return, while the MSCI All Country
(AC) World ex USA Index returned +28.91%. 4

INVESTMENT STRATEGY

Our investment philosophy is that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stock from companies we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among our short positions, our strategy is to short the stocks of companies we believe are overvalued by the market where we see the potential for share price decline.

4. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The MSCI AC World ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.


4 | Annual Report

EQUITY EXPOSURE
10/31/06

--------------------------------------------------------------------------------
                                                % OF TOTAL           # OF
                                                NET ASSETS         POSITIONS
--------------------------------------------------------------------------------
  Long Equity Securities                           92.3%               59
--------------------------------------------------------------------------------
  Short Equity Securities                         -16.5%               14
--------------------------------------------------------------------------------
  NET EQUITY EXPOSURE                              75.8% (LONG)
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

As of October 31, 2006, the Fund's overall exposure as a percent of total net assets was 92.3% long and 16.5% short, for a 75.8% net long exposure and gross equity exposure of 108.8%. For the period under review, the most notable positive contributors to returns were long positions from the Fund's energy, telecommunication services and consumer discretionary sectors. 5 The main laggards for the period included a short position from the financials sector, a long position from the consumer discretionary sector and a short position from the consumer staples sector. 6

In the energy sector, U.S.-based oil and gas equipment and services provider Seitel was the single largest positive contributor to Fund returns for the period under review. Seitel produces a vast array of two- and three-dimensional seismic data used to find oil and gas, and delivers related data services to the petroleum and natural gas industries. Seitel's shares performed well during the year as crude oil prices reached record levels and related industry demand grew for oil and gas exploration across North America.

Within telecommunications services, the Fund's long exposure to Telenor, Norway's largest phone company, benefited returns as its strong, internal top-line growth helped expand profit margins. Telenor has also diversified into Internet, satellite and cable services, and expanded geographically via acquisitions in high growth emerging markets such as Russia, Ukraine, Bangladesh and Pakistan in an attempt to drive its growth and market share as demand for traditional phone services declines.

PORTFOLIO BREAKDOWN
10/31/06

--------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                                    NET ASSETS
--------------------------------------------------------------------------------
  Long Positions                                                       92.3%
--------------------------------------------------------------------------------
  Short Positions                                                     -16.5%
--------------------------------------------------------------------------------
  Short-Term Investments                                                8.5%
--------------------------------------------------------------------------------
  Other Assets, Less Liabilities                                       15.7%*
--------------------------------------------------------------------------------

*     Includes the market value of the short positions.

5. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises communications equipment and diversified telecommunication services in the SOI. The consumer discretionary sector comprises media; automobiles; auto components; household durables; specialty retail; leisure equipment and products; and hotels, restaurants and leisure in the SOI.

6. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, real estate, and thrifts and mortgage finance in the SOI. The consumer staples sector comprises beverages, food products and food and staples retailing in the SOI.


                                                               Annual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 10/31/06

--------------------------------------------------------------------------------
                                                                    NET EQUITY
                                            LONG %       SHORT %    EXPOSURE %
--------------------------------------------------------------------------------
Commercial Banks                             9.4%          0.0%        9.4%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                  8.9%          0.0%        8.9%
--------------------------------------------------------------------------------
Pharmaceuticals                              6.7%          0.0%        6.7%
--------------------------------------------------------------------------------
Insurance                                    7.3%         -1.0%        6.3%
--------------------------------------------------------------------------------
Industrial Conglomerates                     6.4%          0.0%        6.4%
--------------------------------------------------------------------------------
Media                                        6.4%         -0.4%        6.0%
--------------------------------------------------------------------------------
Energy Equipment & Services                  6.0%         -0.1%        5.9%
--------------------------------------------------------------------------------
Commercial Services & Supplies               3.7%          0.0%        3.7%
--------------------------------------------------------------------------------
Software                                     3.0%          0.0%        3.0%
--------------------------------------------------------------------------------
Diversified Telecommunication Services       3.0%          0.0%        3.0%
--------------------------------------------------------------------------------
Leisure Equipment & Products                 3.0%          0.0%        3.0%
--------------------------------------------------------------------------------
Office Electronics                           2.4%          0.0%        2.4%
--------------------------------------------------------------------------------
Capital Markets                              4.0%         -2.0%        2.0%
--------------------------------------------------------------------------------
Paper & Forest Products                      2.0%          0.0%        2.0%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment     1.9%          0.0%        1.9%
--------------------------------------------------------------------------------
Diversified Financial Services               3.9%         -2.0%        1.9%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies             1.6%          0.0%        1.6%
--------------------------------------------------------------------------------
Communications Equipment                     1.4%          0.0%        1.4%
--------------------------------------------------------------------------------
Aerospace & Defense                          1.1%          0.0%        1.1%
--------------------------------------------------------------------------------
Food & Staples Retailing                     1.1%          0.0%        1.1%
--------------------------------------------------------------------------------
Auto Components                              1.0%          0.0%        1.0%
--------------------------------------------------------------------------------
Specialty Retail                             1.0%          0.0%        1.0%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods             0.9%          0.0%        0.9%
--------------------------------------------------------------------------------
Household Durables                           0.7%          0.0%        0.7%
--------------------------------------------------------------------------------
Computers & Peripherals                      0.6%          0.0%        0.6%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                2.0%         -1.8%        0.2%
--------------------------------------------------------------------------------
Diversified Consumer Services                0.1%          0.0%        0.1%
--------------------------------------------------------------------------------
Automobiles                                  1.5%         -1.5%        0.0%
--------------------------------------------------------------------------------
IT Services                                  1.3%         -1.5%       -0.2%
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                   0.0%         -0.6%       -0.6%
--------------------------------------------------------------------------------
Food Products                                0.0%         -0.7%       -0.7%
--------------------------------------------------------------------------------
Marine                                       0.0%         -1.5%       -1.5%
--------------------------------------------------------------------------------
Beverages                                    0.0%         -3.4%       -3.4%
--------------------------------------------------------------------------------
TOTAL                                       92.3%        -16.5%       75.8%
--------------------------------------------------------------------------------


6 | Annual Report

In the consumer discretionary sector, a long position in Compass Group, a leading U.K.-based commercial services company that specializes in hospitality and food services, rose sharply over the Fund's fiscal year and was another major contributor to the Fund's overall results. Compass was aided by corporate and balance sheet restructuring, and the appointment of a new Chairman and CEO.

It is also important to remember the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the fiscal year ended October 31, 2006, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

From the financials sector, the Fund's short exposure to Northern Rock, a U.K.-based thrifts and mortgage finance company, detracted from performance. The company's shares rose after it reported results that surpassed analyst expectations, due largely to its retention efforts, as well as lowered funding costs.

In the consumer discretionary sector, our long position in XM Satellite Radio (sold by period-end) negatively impacted the Fund's returns. XM shares recorded their steepest decline in nearly three years after the company's management lowered its subscriber growth forecast following a decline in retail sales of its radio receivers. The company also reported a wider-than-expected first quarter loss on higher expenditures geared toward attracting listeners and new programming.

Within consumer staples, the Fund's short position in Dutch brewer Heineken (sold by period-end) hindered performance. Heineken shares rose on strong earnings in the first half of the reporting period, then spiked again in July on news that management had raised its 2006 profit forecast. The revised forecast was due primarily to Heineken's expansion into Russia and sales of its beverages, including the successful introduction of a low-calorie version of its namesake beer. Additionally, shares continued to climb as analysts raised their price targets following Heineken's improved forecast, based on potential cost-cutting measures within the company.

TOP 10 LONG POSITIONS
10/31/06

--------------------------------------------------------------------------------
  COMPANY                                                           % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                                          NET ASSETS
--------------------------------------------------------------------------------
  Siemens AG                                                             4.1%
    INDUSTRIAL CONGLOMERATES, GERMANY
--------------------------------------------------------------------------------
  Meunchener Rueckversicherungs-
  Gesellschaft AG                                                        3.5%
    INSURANCE, GERMANY
--------------------------------------------------------------------------------
  Telenor ASA                                                            3.0%
    DIVERSIFIED TELECOMMUNICATION
    SERVICES, NORWAY
--------------------------------------------------------------------------------
  GlaxoSmithKline PLC                                                    2.9%
    PHARMACEUTICALS, U.K.
--------------------------------------------------------------------------------
  El Paso Corp.                                                          2.5%
    OIL, GAS & CONSUMABLE FUELS, U.S.
--------------------------------------------------------------------------------
  Merrill Lynch & Co. Inc.                                               2.5%
    CAPITAL MARKETS, U.S.
--------------------------------------------------------------------------------
  Fujifilm Holdings                                                      2.4%
    LEISURE EQUIPMENT & PRODUCTS, JAPAN
--------------------------------------------------------------------------------
  JPMorgan Chase & Co.                                                   2.4%
    DIVERSIFIED FINANCIAL SERVICES, U.S.
--------------------------------------------------------------------------------
  Konica Minolta Holdings Ltd.                                           2.4%
    OFFICE ELECTRONICS, JAPAN
--------------------------------------------------------------------------------
  Tyco International Ltd.                                                2.2%
    INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------


                                                               Annual Report | 7

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 10/31/06

--------------------------------------------------------------------------------
                                                                    NET EQUITY
  REGION                                 LONG %        SHORT %      EXPOSURE %
--------------------------------------------------------------------------------
  Europe                                 38.9%          -2.2%          36.7%
--------------------------------------------------------------------------------
  North America                          30.6%          -9.4%          21.2%
--------------------------------------------------------------------------------
  Asia                                   21.9%          -1.5%          20.4%
--------------------------------------------------------------------------------
  Middle East & Africa                    0.9%          -1.9%          -1.0%
--------------------------------------------------------------------------------
  Australia                               0.0%          -1.5%          -1.5%
--------------------------------------------------------------------------------

Thank you for your continued participation in Templeton Global Long-Short Fund. We look forward to serving your future investment needs.

   [PHOTO OMITTED]    /s/ Dale A. Winner

                      Dale A. Winner, CFA
                      Portfolio Manager
                      Templeton Global Long-Short Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER OR SUBADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Annual Report

Performance Summary as of 10/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
 CLASS A (SYMBOL: TLSAX)                                CHANGE      10/31/06       10/31/05
--------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                                  +$1.63        $12.99         $11.36
--------------------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/05-10/31/06)
--------------------------------------------------------------------------------------------
 Dividend Income                          $0.1535
--------------------------------------------------------------------------------------------
 CLASS B (SYMBOL: TLSBX)                                CHANGE      10/31/06       10/31/05
--------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                                  +$1.61        $12.75         $11.14
--------------------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/05-10/31/06)
--------------------------------------------------------------------------------------------
 Dividend Income                          $0.0605
--------------------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: N/A)                            CHANGE      10/31/06       10/31/05
--------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                                  +$1.63        $13.00         $11.37
--------------------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/05-10/31/06)
--------------------------------------------------------------------------------------------
 Dividend Income                          $0.1904
--------------------------------------------------------------------------------------------


                                                               Annual Report | 9

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; ADVISOR
CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------
 CLASS A                                 1-YEAR      5-YEAR    INCEPTION (7/31/01)
------------------------------------------------------------------------------------
 Cumulative Total Return 2              +15.93%     +31.21%           +33.04%
------------------------------------------------------------------------------------
 Average Annual Total Return 3           +9.29%      +4.34%            +4.40%
------------------------------------------------------------------------------------
 Value of $10,000 Investment 4         $10,929     $12,364           $12,539
------------------------------------------------------------------------------------
 Avg. Ann. Total Return (9/30/06) 5      +4.81%      +4.00%            +4.24%
------------------------------------------------------------------------------------
 CLASS B                                 1-YEAR      5-YEAR    INCEPTION (7/31/01)
------------------------------------------------------------------------------------
 Cumulative Total Return 2              +14.95%     +26.65%           +28.43%
------------------------------------------------------------------------------------
 Average Annual Total Return 3          +10.95%      +4.51%            +4.72%
------------------------------------------------------------------------------------
 Value of $10,000 Investment 4         $11,095     $12,465           $12,743
------------------------------------------------------------------------------------
 Avg. Ann. Total Return (9/30/06) 5      +6.31%      +4.18%            +4.59%
------------------------------------------------------------------------------------
 ADVISOR CLASS 6                         1-YEAR      5-YEAR    INCEPTION (7/31/01)
------------------------------------------------------------------------------------
 Cumulative Total Return 2              +16.19%     +32.11%           +33.96%
------------------------------------------------------------------------------------
 Average Annual Total Return 3          +16.19%      +5.73%            +5.72%
------------------------------------------------------------------------------------
 Value of $10,000 Investment 4         $11,619     $13,211           $13,396
------------------------------------------------------------------------------------
 Avg. Ann. Total Return (9/30/06) 5     +11.42%      +5.38%            +5.58%
------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
  CLASS A                                  10/31/06
----------------------------------------------------
  1-Year                                     +9.29%
----------------------------------------------------
  5-Year                                     +4.34%
----------------------------------------------------
  Since Inception (7/31/01)                  +4.40%
----------------------------------------------------

CLASS A (7/31/01-10/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                  TEMPLETON GLOBAL
                  LONG-SHORT FUND             MSCI WORLD INDEX 7
                  -----------------          ------------------
  7/31/2001           $  9,425                     $ 10,000
  8/31/2001           $  9,397                     $  9,522
  9/30/2001           $  9,604                     $  8,684
 10/31/2001           $  9,557                     $  8,851
 11/30/2001           $  9,623                     $  9,376
 12/31/2001           $  9,595                     $  9,436
  1/31/2002           $  9,538                     $  9,152
  2/28/2002           $  9,566                     $  9,074
  3/31/2002           $ 10,038                     $  9,477
  4/30/2002           $ 10,179                     $  9,158
  5/31/2002           $ 10,245                     $  9,180
  6/30/2002           $  9,906                     $  8,625
  7/31/2002           $  9,632                     $  7,899
  8/31/2002           $  9,661                     $  7,915
  9/30/2002           $  9,576                     $  7,046
 10/31/2002           $  9,585                     $  7,568
 11/30/2002           $  9,661                     $  7,977
 12/31/2002           $  9,482                     $  7,592
  1/31/2003           $  9,255                     $  7,363
  2/28/2003           $  9,199                     $  7,237
  3/31/2003           $  9,057                     $  7,217
  4/30/2003           $  8,982                     $  7,862
  5/31/2003           $  9,180                     $  8,315
  6/30/2003           $  9,293                     $  8,462
  7/31/2003           $  9,510                     $  8,635
  8/31/2003           $  9,680                     $  8,824
  9/30/2003           $  9,661                     $  8,880
 10/31/2003           $ 10,085                     $  9,409
 11/30/2003           $ 10,104                     $  9,554
 12/31/2003           $ 10,490                     $ 10,156
  1/31/2004           $ 10,613                     $ 10,321
  2/29/2004           $ 10,763                     $ 10,498
  3/31/2004           $ 10,792                     $ 10,432
  4/30/2004           $ 10,537                     $ 10,224
  5/31/2004           $ 10,518                     $ 10,324
  6/30/2004           $ 10,509                     $ 10,541
  7/31/2004           $ 10,254                     $ 10,199
  8/31/2004           $ 10,273                     $ 10,248
  9/30/2004           $ 10,481                     $ 10,445
 10/31/2004           $ 10,566                     $ 10,704
 11/30/2004           $ 10,886                     $ 11,271
 12/31/2004           $ 10,977                     $ 11,704
  1/31/2005           $ 10,844                     $ 11,443
  2/28/2005           $ 11,082                     $ 11,811
  3/31/2005           $ 10,987                     $ 11,587
  4/30/2005           $ 10,749                     $ 11,342
  5/31/2005           $ 10,720                     $ 11,552
  6/30/2005           $ 10,815                     $ 11,657
  7/31/2005           $ 11,053                     $ 12,067
  8/31/2005           $ 11,044                     $ 12,163
  9/30/2005           $ 11,148                     $ 12,483
 10/31/2005           $ 10,815                     $ 12,183
 11/30/2005           $ 10,987                     $ 12,595
 12/31/2005           $ 11,342                     $ 12,877
  1/31/2006           $ 11,738                     $ 13,455
  2/28/2006           $ 11,747                     $ 13,440
  3/31/2006           $ 11,979                     $ 13,742
  4/30/2006           $ 12,326                     $ 14,167
  5/31/2006           $ 12,220                     $ 13,695
  6/30/2006           $ 12,046                     $ 13,697
  7/31/2006           $ 12,104                     $ 13,786
  8/31/2006           $ 12,297                     $ 14,150
  9/30/2006           $ 12,394                     $ 14,323
 10/31/2006           $ 12,539                     $ 14,852

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
  CLASS B                                  10/31/06
----------------------------------------------------
  1-Year                                    +10.95%
----------------------------------------------------
  5-Year                                     +4.51%
----------------------------------------------------
  Since Inception (7/31/01)                  +4.72%
----------------------------------------------------

CLASS B (7/31/01-10/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                  TEMPLETON GLOBAL
                  LONG-SHORT FUND            MSCI WORLD INDEX 7
                  -----------------          ------------------
  7/31/2001           $ 10,000                     $ 10,000
  8/31/2001           $  9,970                     $  9,522
  9/30/2001           $ 10,190                     $  8,684
 10/31/2001           $ 10,140                     $  8,851
 11/30/2001           $ 10,210                     $  9,376
 12/31/2001           $ 10,170                     $  9,436
  1/31/2002           $ 10,100                     $  9,152
  2/28/2002           $ 10,130                     $  9,074
  3/31/2002           $ 10,620                     $  9,477
  4/30/2002           $ 10,770                     $  9,158
  5/31/2002           $ 10,830                     $  9,180
  6/30/2002           $ 10,460                     $  8,625
  7/31/2002           $ 10,170                     $  7,899
  8/31/2002           $ 10,200                     $  7,915
  9/30/2002           $ 10,090                     $  7,046
 10/31/2002           $ 10,100                     $  7,568
 11/30/2002           $ 10,180                     $  7,977
 12/31/2002           $  9,980                     $  7,592
  1/31/2003           $  9,740                     $  7,363
  2/28/2003           $  9,680                     $  7,237
  3/31/2003           $  9,510                     $  7,217
  4/30/2003           $  9,430                     $  7,862
  5/31/2003           $  9,630                     $  8,315
  6/30/2003           $  9,740                     $  8,462
  7/31/2003           $  9,970                     $  8,635
  8/31/2003           $ 10,140                     $  8,824
  9/30/2003           $ 10,110                     $  8,880
 10/31/2003           $ 10,560                     $  9,409
 11/30/2003           $ 10,570                     $  9,554
 12/31/2003           $ 10,970                     $ 10,156
  1/31/2004           $ 11,080                     $ 10,321
  2/29/2004           $ 11,240                     $ 10,498
  3/31/2004           $ 11,260                     $ 10,432
  4/30/2004           $ 10,980                     $ 10,224
  5/31/2004           $ 10,970                     $ 10,324
  6/30/2004           $ 10,950                     $ 10,541
  7/31/2004           $ 10,670                     $ 10,199
  8/31/2004           $ 10,690                     $ 10,248
  9/30/2004           $ 10,900                     $ 10,445
 10/31/2004           $ 10,980                     $ 10,704
 11/30/2004           $ 11,310                     $ 11,271
 12/31/2004           $ 11,393                     $ 11,704
  1/31/2005           $ 11,253                     $ 11,443
  2/28/2005           $ 11,493                     $ 11,811
  3/31/2005           $ 11,393                     $ 11,587
  4/30/2005           $ 11,143                     $ 11,342
  5/31/2005           $ 11,103                     $ 11,552
  6/30/2005           $ 11,193                     $ 11,657
  7/31/2005           $ 11,433                     $ 12,067
  8/31/2005           $ 11,413                     $ 12,163
  9/30/2005           $ 11,524                     $ 12,483
 10/31/2005           $ 11,173                     $ 12,183
 11/30/2005           $ 11,333                     $ 12,595
 12/31/2005           $ 11,694                     $ 12,877
  1/31/2006           $ 12,097                     $ 13,455
  2/28/2006           $ 12,097                     $ 13,440
  3/31/2006           $ 12,329                     $ 13,742
  4/30/2006           $ 12,681                     $ 14,167
  5/31/2006           $ 12,561                     $ 13,695
  6/30/2006           $ 12,369                     $ 13,697
  7/31/2006           $ 12,430                     $ 13,786
  8/31/2006           $ 12,621                     $ 14,150
  9/30/2006           $ 12,712                     $ 14,323
 10/31/2006           $ 12,743                     $ 14,852


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
  ADVISOR CLASS 6                          10/31/06
----------------------------------------------------
  1-Year                                    +16.19%
----------------------------------------------------
  5-Year                                     +5.73%
----------------------------------------------------
  Since Inception (7/31/01)                  +5.72%
----------------------------------------------------

ADVISOR CLASS C (7/31/01-10/31/06) 6

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                  TEMPLETON GLOBAL
                  LONG-SHORT FUND             MSCI WORLD INDEX 7
                  -----------------          ------------------
  7/31/2001           $ 10,000                     $ 10,000
  8/31/2001           $  9,970                     $  9,522
  9/30/2001           $ 10,190                     $  8,684
 10/31/2001           $ 10,140                     $  8,851
 11/30/2001           $ 10,210                     $  9,376
 12/31/2001           $ 10,180                     $  9,436
  1/31/2002           $ 10,120                     $  9,152
  2/28/2002           $ 10,150                     $  9,074
  3/31/2002           $ 10,650                     $  9,477
  4/30/2002           $ 10,800                     $  9,158
  5/31/2002           $ 10,870                     $  9,180
  6/30/2002           $ 10,510                     $  8,625
  7/31/2002           $ 10,220                     $  7,899
  8/31/2002           $ 10,250                     $  7,915
  9/30/2002           $ 10,160                     $  7,046
 10/31/2002           $ 10,170                     $  7,568
 11/30/2002           $ 10,250                     $  7,977
 12/31/2002           $ 10,060                     $  7,592
  1/31/2003           $  9,820                     $  7,363
  2/28/2003           $  9,760                     $  7,237
  3/31/2003           $  9,610                     $  7,217
  4/30/2003           $  9,530                     $  7,862
  5/31/2003           $  9,740                     $  8,315
  6/30/2003           $  9,860                     $  8,462
  7/31/2003           $ 10,090                     $  8,635
  8/31/2003           $ 10,270                     $  8,824
  9/30/2003           $ 10,250                     $  8,880
 10/31/2003           $ 10,700                     $  9,409
 11/30/2003           $ 10,720                     $  9,554
 12/31/2003           $ 11,130                     $ 10,156
  1/31/2004           $ 11,260                     $ 10,321
  2/29/2004           $ 11,420                     $ 10,498
  3/31/2004           $ 11,450                     $ 10,432
  4/30/2004           $ 11,180                     $ 10,224
  5/31/2004           $ 11,160                     $ 10,324
  6/30/2004           $ 11,150                     $ 10,541
  7/31/2004           $ 10,880                     $ 10,199
  8/31/2004           $ 10,900                     $ 10,248
  9/30/2004           $ 11,120                     $ 10,445
 10/31/2004           $ 11,220                     $ 10,704
 11/30/2004           $ 11,570                     $ 11,271
 12/31/2004           $ 11,661                     $ 11,704
  1/31/2005           $ 11,529                     $ 11,443
  2/28/2005           $ 11,772                     $ 11,811
  3/31/2005           $ 11,691                     $ 11,587
  4/30/2005           $ 11,438                     $ 11,342
  5/31/2005           $ 11,407                     $ 11,552
  6/30/2005           $ 11,509                     $ 11,657
  7/31/2005           $ 11,772                     $ 12,067
  8/31/2005           $ 11,772                     $ 12,163
  9/30/2005           $ 11,884                     $ 12,483
 10/31/2005           $ 11,529                     $ 12,183
 11/30/2005           $ 11,712                     $ 12,595
 12/31/2005           $ 12,087                     $ 12,877
  1/31/2006           $ 12,520                     $ 13,455
  2/28/2006           $ 12,530                     $ 13,440
  3/31/2006           $ 12,788                     $ 13,742
  4/30/2006           $ 13,159                     $ 14,167
  5/31/2006           $ 13,046                     $ 13,695
  6/30/2006           $ 12,860                     $ 13,697
  7/31/2006           $ 12,932                     $ 13,786
  8/31/2006           $ 13,138                     $ 14,150
  9/30/2006           $ 13,241                     $ 14,323
 10/31/2006           $ 13,396                     $ 14,852

ENDNOTES

THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF COUNTRIES WHERE THE FUND INVESTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. IN ADDITION, HISTORICALLY, SMALL-CAP STOCKS HAVE PROVEN MORE VOLATILE THAN LARGE-CAP SECURITIES, ESPECIALLY OVER THE SHORT TERM. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +23.01% and +9.66%.

7. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS A                                     VALUE 5/1/06      VALUE 10/31/06   PERIOD* 5/1/06-10/31/06
---------------------------------------------------------------------------------------------------------
  Actual                                         $1,000            $1,017.20              $ 8.85
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000            $1,016.43              $ 8.84
---------------------------------------------------------------------------------------------------------
  CLASS B
---------------------------------------------------------------------------------------------------------
  Actual                                         $1,000            $1,012.70              $12.38
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000            $1,012.91              $12.38
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
  Actual                                         $1,000            $1,018.00              $ 7.32
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000            $1,017.95              $ 7.32
---------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.74%; B: 2.44%; and Advisor: 1.44%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL LONG-SHORT FUND

                                                          ----------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
CLASS A                                                         2006           2005           2004           2003          2002
                                                          ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $    11.36     $    11.21     $    10.70     $    10.17    $    10.14
                                                          -----------------------------------------------------------------------
Income from investment operations a:

  Net investment income (loss) b ......................         0.22           0.12           0.11          (0.05)        (0.02)

  Net realized and unrealized gains (losses) ..........         1.56           0.15           0.40           0.58          0.05
                                                          -----------------------------------------------------------------------
Total from investment operations ......................         1.78           0.27           0.51           0.53          0.03
                                                          -----------------------------------------------------------------------
Less distributions from net investment income .........        (0.15)         (0.12)            --             --            --
                                                          -----------------------------------------------------------------------
Redemption fees .......................................           -- d           -- d           -- d           --            --
                                                          -----------------------------------------------------------------------
Net asset value, end of year ..........................   $    12.99     $    11.36     $    11.21     $    10.70    $    10.17
                                                          =======================================================================

Total return c ........................................        15.93%          2.37%          4.77%          5.21%         0.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $  141,335     $   92,835     $  113,850     $   93,194    $  109,790

Ratios to average net assets:

  Expenses before waiver and payments by affiliates ...         1.63%          1.58%          1.52%          2.87%         2.83%

  Expenses net of waiver and payments by affiliates ...         1.63% e        1.58% e        1.33% e        2.87%         2.59%

  Net investment income (loss) ........................         1.80%          1.09%          0.98%         (0.50)%       (0.21)%

Portfolio turnover rate ...............................       133.06%        111.52%        200.64%        471.22%       572.56%

Portfolio turnover rate excluding short sales .........        66.20%         71.34%         74.62%        175.68%       196.67%

  Ratios to average net assets, excluding dividend expense on securities sold short:

  Expenses before waiver and payments by affiliates ...         1.36%          1.23%          1.30%          2.46%         2.63%

  Expenses net of waiver and payments by affiliates ...         1.36% e        1.23% e        1.11% e        2.46%         2.39%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                          -----------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
CLASS B                                                         2006           2005           2004           2003          2002
                                                          -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $    11.14     $    10.98     $    10.55     $    10.10    $    10.13
                                                          -----------------------------------------------------------------------
Income from investment operations a:

  Net investment income (loss) b ......................         0.14           0.04           0.03          (0.12)        (0.09)

  Net realized and unrealized gains (losses) ..........         1.53           0.14           0.40           0.57          0.06
                                                          -----------------------------------------------------------------------
Total from investment operations ......................         1.67           0.18           0.43           0.45         (0.03)
                                                          -----------------------------------------------------------------------
Less distributions from net investment income .........        (0.06)         (0.02)            --             --            --
                                                          -----------------------------------------------------------------------
Redemption fees .......................................           -- d           -- d           -- d           --            --
                                                          -----------------------------------------------------------------------
Net asset value, end of year ..........................   $    12.75     $    11.14     $    10.98     $    10.55    $    10.10
                                                          =======================================================================

Total return c ........................................        14.95%          1.76%          4.08%          4.55%        (0.30)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $   34,799     $   36,590     $   44,202     $   46,270    $   50,190

Ratios to average net assets:

  Expenses before waiver and payments by affiliates ...         2.35%          2.28%          2.19%          3.57%         3.49%

  Expenses net of waiver and payments by affiliates ...         2.35% e        2.28% e        2.00% e        3.57%         3.25%

  Net investment income (loss) ........................         1.08%          0.39%          0.31%         (1.20)%       (0.87)%

Portfolio turnover rate ...............................       133.06%        111.52%        200.64%        471.22%       572.56%

Portfolio turnover rate excluding short sales .........        66.20%         71.34%         74.62%        175.68%       196.67%

  Ratios to average net assets, excluding dividend expense on securities sold short:

  Expenses before waiver and payments by affiliates ...         2.08%          1.93%          1.97%          3.16%         3.29%

  Expenses net of waiver and payments by affiliates ...         2.08% e        1.93% e        1.78% e        3.16%         3.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   |  Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                                         ---------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                                  2006           2005           2004 f
                                                                         ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............................     $    11.37     $    11.22     $    10.89
                                                                         ---------------------------------------------
Income from investment operations a:

  Net investment income b ..........................................           0.26           0.19           0.03

  Net realized and unrealized gains (losses) .......................           1.56           0.12           0.30
                                                                         ---------------------------------------------
Total from investment operations ...................................           1.82           0.31           0.33
                                                                         ---------------------------------------------
Less distributions from net investment income ......................          (0.19)         (0.16)            --
                                                                         ---------------------------------------------
Redemption fees ....................................................             -- d           -- d           -- d
                                                                         ---------------------------------------------
Net asset value, end of period .....................................     $    13.00     $    11.37     $    11.22
                                                                         =============================================

Total return c .....................................................          16.19%          2.75%          3.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................................     $    3,654     $    3,096     $      366

Ratios to average net assets:

  Expenses before waiver and payments by affiliates ................           1.35%          1.28%          1.20% g

  Expenses net of waiver and payments by affiliates ................           1.35% e        1.28% e        1.01% e,g

  Net investment income ............................................           2.08%          1.39%          1.30% g

Portfolio turnover rate ............................................         133.06%        111.52%        200.64%

Portfolio turnover rate excluding short sales ......................          66.20%         71.34%         74.62%

  Ratios to average net assets, excluding dividend expense on securities sold short:

  Expenses before waiver and payments by affiliates ................           1.08%          0.93%          0.98% g

  Expenses net of waiver and payments by affiliates ................           1.08% e        0.93% e        0.79% e,g

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period August 2, 2004 (effective date) to October 31, 2004.

g     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                       INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.3%
    COMMON STOCKS 92.2%
    CANADA 1.0%
    Encana Corp. .....................................             Oil, Gas & Consumable Fuels                38,160   $  1,813,063
                                                                                                                       -------------
    FINLAND 2.0%
    Stora Enso OYJ, R ................................               Paper & Forest Products                 111,450      1,803,579
    UPM-Kymmene OYJ ..................................               Paper & Forest Products                  70,890      1,799,515
                                                                                                                       -------------
                                                                                                                          3,603,094
                                                                                                                       -------------
    GERMANY 9.1%
    Bayerische Motoren Werke AG ......................                     Automobiles                        47,120      2,705,559
    Muenchener Rueckversicherungs-Gesellschaft
      AG .............................................                      Insurance                         38,360      6,206,763
    Siemens AG .......................................              Industrial Conglomerates                  83,240      7,458,763
                                                                                                                       -------------
                                                                                                                         16,371,085
                                                                                                                       -------------
    INDIA 1.3%
    Satyam Computer Services Ltd. ....................                   IT Services                         237,780      2,332,012
                                                                                                                       -------------
    ISRAEL 0.9%
  a Check Point Software Technologies Ltd. ...........                    Software                            77,496      1,605,717
                                                                                                                       -------------
    ITALY 3.2%
    Eni SpA ..........................................           Oil, Gas & Consumable Fuels                  78,758      2,375,167
    UniCredito Italiano SpA ..........................                Commercial Banks                       416,220      3,450,150
                                                                                                                       -------------
                                                                                                                          5,825,317
                                                                                                                       -------------
    JAPAN 10.4%
    Fujifilm Holdings Corp. ..........................            Leisure Equipment & Products               116,300      4,315,325
  a Konica Minolta Holdings Ltd. .....................                 Office Electronics                    317,500      4,229,171
    Olympus Corp. ....................................          Health Care Equipment & Supplies              93,000      2,957,808
    Sohgo Security Services Co. Ltd. .................           Commercial Services & Supplies              167,700      2,982,225
    Sumitomo Mitsui Financial Group Inc. .............                  Commercial Banks                         239      2,615,483
    Takeda Pharmaceutical Co. Ltd. ...................                   Pharmaceuticals                      23,830      1,530,059
                                                                                                                       -------------
                                                                                                                         18,630,071
                                                                                                                       -------------
    NETHERLANDS 1.4%
    ING Groep NV .....................................           Diversified Financial Services               58,600      2,595,900
                                                                                                                       -------------
    NORWAY 3.0%
    Telenor ASA ......................................       Diversified Telecommunication Services          340,960      5,385,940
                                                                                                                       -------------
    SOUTH KOREA 6.8%
    Halla Climate Control Corp. ......................                   Auto Components                     152,390      1,762,856
    Hana Financial Group Inc. ........................                  Commercial Banks                      59,691      2,752,533
    LG Electronics Inc. ..............................                 Household Durables                     21,720      1,313,919
    Samsung Electronics Co. Ltd. .....................      Semiconductors & Semiconductor Equipment           5,180      3,358,960
    Shinhan Financial Group Co. Ltd. .................                  Commercial Banks                      67,410      3,108,479
                                                                                                                       -------------
                                                                                                                         12,296,747
                                                                                                                       -------------
    SWEDEN 0.8%
    Securitas AB, B ..................................           Commercial Services & Supplies               71,460        939,938
  a Securitas Direct AB, B ...........................            Diversified Consumer Services               71,460        217,670
  a Securitas Systems AB, B ..........................           Commercial Services & Supplies               71,460        238,447
                                                                                                                       -------------
                                                                                                                          1,396,055
                                                                                                                       -------------


18 | Annual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                       INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TAIWAN 3.4%
  b Compal Electronics Inc., GDR, Reg S ..............              Computers & Peripherals                  235,871   $  1,028,397
    D-Link Corp. .....................................              Communications Equipment               2,197,360      2,447,399
    Giant Manufacturing Co. Ltd. .....................            Leisure Equipment & Products               671,000      1,051,756
    Mega Financial Holding Co. Ltd. ..................                  Commercial Banks                   2,140,000      1,512,675
                                                                                                                       -------------
                                                                                                                          6,040,227
                                                                                                                       -------------
    UNITED KINGDOM 19.4%
    Amvescap PLC .....................................                  Capital Markets                      231,450      2,646,530
    BAE Systems PLC ..................................                Aerospace & Defense                    241,254      1,930,354
    BP PLC ...........................................            Oil, Gas & Consumable Fuels                312,740      3,477,622
    British Sky Broadcasting Group PLC ...............                       Media                           215,882      2,233,812
    Compass Group PLC ................................           Hotels, Restaurants & Leisure               682,390      3,650,866
    GlaxoSmithKline PLC ..............................                  Pharmaceuticals                      193,762      5,174,007
    Group 4 Securicor PLC ............................           Commercial Services & Supplies              770,550      2,571,990
    Pearson PLC ......................................                       Media                           263,929      3,893,838
    Royal Bank of Scotland Group PLC .................                  Commercial Banks                      98,903      3,523,845
    Royal Dutch Shell PLC, B .........................            Oil, Gas & Consumable Fuels                105,699      3,786,142
    William Morrison Supermarkets PLC ................              Food & Staples Retailing                 386,494      1,900,080
                                                                                                                       -------------
                                                                                                                         34,789,086
                                                                                                                       -------------
    UNITED STATES 29.5%
  c American International Group Inc. ................                     Insurance                          50,390      3,384,696
  a Bristow Group Inc. ...............................            Energy Equipment & Services                112,940      3,749,608
  a Chico's FAS Inc. .................................                  Specialty Retail                      74,480      1,782,306
a,c The DIRECTV Group Inc. ...........................                       Media                           123,660      2,755,145
  c El Paso Corp. ....................................            Oil, Gas & Consumable Fuels                330,410      4,526,617
  a Input/Output Inc. ................................            Energy Equipment & Services                346,690      3,886,395
  c JPMorgan Chase & Co. .............................           Diversified Financial Services               90,560      4,296,166
    Liz Claiborne Inc. ...............................          Textiles, Apparel & Luxury Goods              37,950      1,600,352
  c Merck & Co. Inc. .................................                  Pharmaceuticals                       81,410      3,697,642
  c Merrill Lynch & Co. Inc. .........................                  Capital Markets                       51,080      4,465,414
  c Microsoft Corp. ..................................                      Software                         135,330      3,885,324
  c News Corp., A ....................................                       Media                           128,770      2,684,854
    Pfizer Inc. ......................................                  Pharmaceuticals                       67,500      1,798,875
  a Seitel Inc. ......................................            Energy Equipment & Services                869,850      3,009,681
  c Torchmark Corp. ..................................                     Insurance                          58,570      3,612,598
  c Tyco International Ltd. ..........................              Industrial Conglomerates                 134,760      3,965,987
                                                                                                                       -------------
                                                                                                                         53,101,660
                                                                                                                       -------------
    TOTAL COMMON STOCKS
      (COST $133,584,509) ............................                                                                  165,785,974
                                                                                                                       -------------


                                                              Annual Report | 19

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                       INDUSTRY                      CONTRACTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    OPTIONS PURCHASED 0.1%
    PUTS
    UNITED KINGDOM 0.1%
    FTSE 100 Index, Dec. 5,825.00 Puts,
      12/15/06 .......................................           Diversified Financial Services                  253   $    106,163
                                                                                                                       -------------
    UNITED STATES 0.0% d
    S & P 500 Index, Dec. 1,260.00 Puts,
      12/16/06 .......................................           Diversified Financial Services                  203         34,510
                                                                                                                       -------------
    TOTAL OPTIONS PURCHASED
      (COST $1,387,358) ..............................                                                                      140,673
                                                                                                                       -------------
    TOTAL LONG TERM INVESTMENTS
      (COST $134,971,867) ............................                                                                  165,926,647
                                                                                                                       -------------

                                                                                                       -------------
                                                                                                         PRINCIPAL
                                                                                                          AMOUNT
                                                                                                       -------------
    SHORT TERM INVESTMENTS (COST $15,245,000) 8.5%
    TIME DEPOSIT 8.5%
    UNITED STATES 8.5%
    Paribas Corp., Time Deposit, 5.30%, 11/01/06 .....                                                 $  15,245,000     15,245,000
                                                                                                                       -------------
    TOTAL INVESTMENTS
      (COST $150,216,867) 100.8% .....................                                                                  181,171,647
    OPTIONS WRITTEN 0.0% d ...........................                                                                      (92,592)
    SECURITIES SOLD SHORT (16.5)% ....................                                                                  (29,582,198)
    OTHER ASSETS, LESS LIABILITIES 15.7% .............                                                                   28,291,560
                                                                                                                       -------------
    NET ASSETS 100.0% ................................                                                                 $179,788,417
                                                                                                                       =============

                                                                                                       -------------
                                                                                                         CONTRACTS
                                                                                                       -------------
  e OPTIONS WRITTEN (PREMIUM RECEIVED $68,762) 0.0% d
    UNITED STATES 0.0% d
    Input/Output Inc., May 12.50 Calls, 5/19/07 ......            Energy Equipment & Services                  1,001   $     92,592
                                                                                                                       -------------

                                                                                                       -------------
                                                                                                          SHARES
                                                                                                       -------------
  f SECURITIES SOLD SHORT 16.5%
    AUSTRALIA 1.5%
    Foster's Group Ltd. ..............................                     Beverages                         556,600      2,779,612
                                                                                                                       -------------
    DENMARK 2.2%
    Danisco AS .......................................                   Food Products                        15,120      1,216,787
    A P Moller - Maersk A/S ..........................                       Marine                              300      2,717,326
                                                                                                                       -------------
                                                                                                                          3,934,113
                                                                                                                       -------------
    INDIA 1.5%
    Infosys Technologies Ltd., ADR ...................                    IT Services                         50,870      2,650,327
                                                                                                                       -------------


20 | Annual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                       INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  f SECURITIES SOLD SHORT (CONTINUED)
    SOUTH AFRICA 1.9%
    SABMiller PLC ....................................                     Beverages                         180,000   $  3,481,295
                                                                                                                       -------------
    UNITED STATES 9.4%
    Brinker International Inc. .......................           Hotels, Restaurants & Leisure                38,300      1,778,269
    Chubb Corp. ......................................                     Insurance                          34,180      1,816,667
    General Motors Corp. .............................                    Automobiles                         78,000      2,723,760
    The Goldman Sachs Group Inc. .....................                  Capital Markets                       19,200      3,643,968
    MGM MIRAGE .......................................           Hotels, Restaurants & Leisure                32,080      1,380,082
    S & P 500 Depository Receipt .....................           Diversified Financial Services               25,723      3,544,372
    Sirius Satellite Radio Inc. ......................                       Media                           199,560        764,315
    Washington Mutual Inc. ...........................             Thrifts & Mortgage Finance                 25,660      1,085,418
                                                                                                                       -------------
                                                                                                                         16,736,851
                                                                                                                       -------------
    TOTAL SECURITIES SOLD SHORT
      (PROCEEDS $28,105,704) .........................                                                                 $ 29,582,198
                                                                                                                       -------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a     Non-income producing for the twelve months ended October 31, 2006.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the value of this security was $1,028,397, representing 0.57% of net assets.

c See Note 1(e) regarding securities segregated with broker for securities sold short.

d     Rounds to less than 0.1% of net assets.

e     See Note 1(d) regarding written options.

f     See Note 1(e) regarding securities sold short.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

                                                                                                -----------------
                                                                                                TEMPLETON GLOBAL
                                                                                                LONG-SHORT FUND
                                                                                                -----------------
Assets:
 Investments in securities:
  Cost .......................................................................................  $    150,216,867
                                                                                                =================
  Value ......................................................................................  $    181,171,647
 Cash ........................................................................................             2,698
 Foreign currency, at value (cost $1,476,229) ................................................         1,433,110
 Receivables:
  Investment securities sold .................................................................         2,570,092
  Capital shares sold ........................................................................         2,161,278
  Dividends and interest .....................................................................           151,528
 Cash on deposit with brokers for securities sold short ......................................        30,279,267
                                                                                                -----------------
      Total assets ...........................................................................       217,769,620
                                                                                                -----------------
Liabilities:
 Payables:
  Investment securities purchased ............................................................         7,282,578
  Capital shares redeemed ....................................................................           566,132
  Affiliates .................................................................................           309,321
 Options written (premium received $68,762 ) .................................................            92,592
 Securities sold short, at value (proceeds $28,105,704 ) .....................................        29,582,198
 Deferred taxes ..............................................................................           100,265
 Accrued expenses and other liabilities ......................................................            48,117
                                                                                                -----------------
      Total liabilities ......................................................................        37,981,203
                                                                                                -----------------
        Net assets, at value .................................................................  $    179,788,417
                                                                                                =================
Net assets consist of:
  Paid-in capital ............................................................................  $    146,731,318
  Undistributed net investment income ........................................................         2,205,825
  Net unrealized appreciation (depreciation) .................................................        29,286,364
  Accumulated net realized gain (loss) .......................................................         1,564,910
                                                                                                -----------------
        Net assets, at value .................................................................  $    179,788,417
                                                                                                =================
CLASS A:
 Net assets, at value ........................................................................  $    141,335,469
                                                                                                =================
 Shares outstanding ..........................................................................        10,878,377
                                                                                                =================
 Net asset value per share a .................................................................  $          12.99
                                                                                                =================
 Maximum offering price per share (net asset value per share / 94.25%) .......................  $          13.78
                                                                                                =================
CLASS B:
 Net assets, at value ........................................................................  $     34,799,109
                                                                                                =================
 Shares outstanding ..........................................................................         2,729,212
                                                                                                =================
 Net asset value and maximum offering price per share a ......................................  $          12.75
                                                                                                =================
ADVISOR CLASS:
 Net assets, at value ........................................................................  $      3,653,839
                                                                                                =================
 Shares outstanding ..........................................................................           281,123
                                                                                                =================
 Net asset value and maximum offering price per share a ......................................  $          13.00
                                                                                                =================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial statements.
   |  Annual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2006

                                                                                                -----------------
                                                                                                TEMPLETON GLOBAL
                                                                                                LONG-SHORT FUND
                                                                                                -----------------
Investment income:
 Dividends (net of foreign taxes of $238,290) ................................................  $      3,634,018
 Interest ....................................................................................         1,419,119
 Other income (Note 8) .......................................................................               218
                                                                                                -----------------
      Total investment income ................................................................         5,053,355
                                                                                                -----------------
Expenses:
 Management fees (Note 3a) ...................................................................           857,840
 Administrative fees (Note 3b) ...............................................................           294,574
 Distribution fees (Note 3c)
  Class A ....................................................................................           301,219
  Class B ....................................................................................           355,091
 Transfer agent fees (Note 3e) ...............................................................           173,025
 Custodian Fees (Note 4) .....................................................................            66,408
 Reports to shareholders .....................................................................            38,358
 Registration and filing fees ................................................................            79,351
 Professional fees ...........................................................................            59,735
 Trustees' fees and expenses .................................................................             7,047
 Dividends on securities sold short ..........................................................           396,046
 Other .......................................................................................            11,568
                                                                                                -----------------
      Total expenses .........................................................................         2,640,262
      Expense reductions (Note 4) ............................................................            (3,856)
                                                                                                -----------------
        Net expenses .........................................................................         2,636,406
                                                                                                -----------------
          Net investment income ..............................................................         2,416,949
                                                                                                -----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................................................................        10,064,878
  Foreign currency transactions ..............................................................            11,034
  Securities sold short ......................................................................        (7,483,813)
                                                                                                -----------------
        Net realized gain (loss) .............................................................         2,592,099
                                                                                                -----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ................................................................................        15,743,885
  Translation of assets and liabilities denominated in foreign currencies ....................           (25,867)
 Change in deferred taxes on unrealized appreciation (depreciation) ..........................          (100,265)
                                                                                                -----------------
        Net change in unrealized appreciation (depreciation) .................................        15,617,753
                                                                                                -----------------
Net realized and unrealized gain (loss) ......................................................        18,209,852
                                                                                                -----------------
Net increase (decrease) in net assets resulting from operations ..............................  $     20,626,801
                                                                                                =================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                ----------------------------------
                                                                                                 TEMPLETON GLOBAL LONG-SHORT FUND
                                                                                                ----------------------------------
                                                                                                       YEAR ENDED OCTOBER 31,
                                                                                                      2006               2005
                                                                                                ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................  $      2,416,949   $    1,395,071
  Net realized gain (loss) from investments, foreign currency transactions,
   and securities sold short .................................................................         2,592,099         (103,274)
  Net change in unrealized appreciation (depreciation) on
   investments, translation of assets and liabilities denominated in foreign
   currencies and deferred taxes .............................................................        15,617,753        2,637,523
                                                                                                ----------------------------------
      Net increase (decrease) in net assets resulting from operations ........................        20,626,801        3,929,320
                                                                                                ----------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................................        (1,208,160)      (1,109,636)
   Class B ...................................................................................          (188,841)         (90,589)
   Advisor Class .............................................................................           (52,496)          (9,649)
                                                                                                ----------------------------------
 Total distributions to shareholders .........................................................        (1,449,497)      (1,209,874)
                                                                                                ----------------------------------

 Capital share transactions: (Note 2)
   Class A ...................................................................................        34,618,415      (22,915,300)
   Class B ...................................................................................        (6,644,926)      (8,361,905)
   Advisor Class..............................................................................           114,055        2,660,724
                                                                                                ----------------------------------
 Total capital share transactions ............................................................        28,087,544      (28,616,481)
                                                                                                ----------------------------------

 Redemption fees .............................................................................             2,285              384
                                                                                                ----------------------------------
      Net increase (decrease) in net assets ..................................................        47,267,133      (25,896,651)
Net assets:
 Beginning of year ...........................................................................       132,521,284      158,417,935
                                                                                                ----------------------------------
 End of year .................................................................................  $    179,788,417   $  132,521,284
                                                                                                ==================================
Undistributed net investment income included in net assets:
 End of year .................................................................................  $      2,205,825   $    1,218,760
                                                                                                ==================================


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Global Long-Short Fund (the
Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class B, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time Deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                              Annual Report | 25

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


26 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

F. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                              Annual Report | 27

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME AND DEFERRED TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and dividends declared on securities sold short, are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


28 |  Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                      ---------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                                 2006                          2005
                                      ---------------------------------------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................    5,378,792    $ 67,498,309     2,195,069    $ 25,187,745
 Shares issued in reinvestment of
  distributions ...................       66,467         780,994        63,184         716,502
 Shares redeemed ..................   (2,737,615)    (33,660,888)   (4,243,025)    (48,819,547)
                                      ---------------------------------------------------------
 Net increase (decrease) ..........    2,707,644    $ 34,618,415    (1,984,772)   $(22,915,300)
                                      =========================================================
CLASS B SHARES:
 Shares sold ......................       89,910    $  1,093,114       213,275    $  2,420,042
 Shares issued in reinvestment of
  distributions ...................       12,728         147,770         6,210          69,551
 Shares redeemed ..................     (656,620)     (7,885,810)     (960,658)    (10,851,498)
                                      ---------------------------------------------------------
 Net increase (decrease) ..........     (553,982)   $ (6,644,926)     (741,173)   $ (8,361,905)
                                      =========================================================
ADVISOR CLASS:
 Shares sold ......................       47,974    $    597,948       877,306    $ 10,050,282
 Shares issued in reinvestment of
  distributions ...................          144           1,687            55             621
 Shares redeemed ..................      (39,299)       (485,580)     (637,683)     (7,390,179)
                                      ---------------------------------------------------------
 Net increase (decrease) ..........        8,819    $    114,055       239,678    $  2,660,724
                                      =========================================================


                                                              Annual Report | 29

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Templeton Global Advisors Limited (TGAL)                            Investment manager
Franklin Templeton Investment Management Limited (FTIML)            Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays Advisers an investment management fee comprised of a "base fee" and a "performance adjustment". The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the Fund's total return exceeded or lagged its benchmark, the Morgan Stanley Capital International World Index (the "Fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the Fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year. For the period, the total annualized management fee rate, including the performance adjustment, was 0.58% of the average daily net assets of the Fund.

Under a subadvisory agreement, TGAL, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under a subadvisory agreement, FTIML, an affiliate of TGAL, provided subadvisory services to the Fund and received from TGAL fees based on the average daily net assets of the Fund. The agreement between FTIML and TGAL terminated on July 31, 2006.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.


30 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ........................................................       0.35%
Class B ........................................................       1.00%

Distributors has set the current rate for Class A at 0.28% per year.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .................................    $ 48,261
Contingent deferred sales charges retained .....................    $113,241

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $173,025, of which $104,103 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

During the year ended October 31, 2006, the Fund utilized $961,658 of capital loss carryforwards.

The tax character of distributions paid during the years ended October 31, 2006 and 2005, was as follows:

                                                     -----------------------
                                                        2006         2005
                                                     -----------------------
Distributions paid from - ordinary income ......     $1,449,497   $1,209,874


                                                              Annual Report | 31

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

5. INCOME TAXES (CONTINUED)

At October 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...................................     $150,412,592
                                                            =============

Unrealized appreciation ...............................     $ 32,674,787
Unrealized depreciation ...............................       (1,915,732)
                                                            -------------
Net unrealized appreciation (depreciation) ............     $ 30,759,055
                                                            =============

Undistributed ordinary income .........................     $  2,193,413
Undistributed long term capital gains .................        1,760,635
                                                            -------------
Distributable earnings ................................     $  3,954,048
                                                            =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, dividends on securities sold short, and amortization of organization costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended October 31, 2006, aggregated $184,080,657 and $176,231,508, respectively.

Transactions in options written during the year ended October 31, 2006, were as follows:

                                              ------------------------
                                              NUMBER OF      PREMIUMS
                                              CONTRACTS      RECEIVED
                                              ------------------------
Options outstanding at October 31, 2005 ...          --      $     --
Options written ...........................       1,001        68,762
Options expired ...........................          --            --
Options exercised .........................          --            --
Options closed ............................          --            --
                                              ------------------------
Options outstanding at October 31, 2006 ...       1,001      $ 68,762
                                              ========================

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


32 | Annual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlements as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


                                                              Annual Report | 33

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


34 | Annual Report

Franklin Templeton International Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL LONG-SHORT FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Long-Short Fund (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
December 19, 2006


                                                              Annual Report | 35

Franklin Templeton International Trust

TAX DESIGNATION (UNAUDITED)

TEMPLETON GLOBAL LONG-SHORT FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $1,760,635 as a long term capital gain dividend for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates 29.81% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $3,488,387 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $259,082 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2006.

At October 31, 2006, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2006, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to Class A, Class B and Advisor Class shareholders of record.


36 | Annual Report

Franklin Templeton International Trust

RECORD DATE: 12/15/2006
--------------------------------------------------------------------------------
                                                    CLASS A

                               FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Canada .....................     $0.0000        $0.0000            $0.0000
Finland ....................      0.0002         0.0006             0.0006
France .....................      0.0002         0.0007             0.0007
Germany ....................      0.0003         0.0009             0.0009
Hong Kong ..................      0.0000         0.0003             0.0000
India ......................      0.0000         0.0001             0.0001
Italy ......................      0.0003         0.0012             0.0012
Japan ......................      0.0001         0.0004             0.0004
Netherlands ................      0.0001         0.0002             0.0002
Norway .....................      0.0001         0.0003             0.0003
South Africa ...............      0.0000         0.0001             0.0001
South Korea ................      0.0003         0.0009             0.0008
Sweden .....................      0.0000         0.0001             0.0001
Taiwan .....................      0.0005         0.0013             0.0000
United Kingdom .............      0.0000         0.0086             0.0084
                               -------------------------------------------------
TOTAL ......................     $0.0021        $0.0157            $0.0138
                               =================================================

--------------------------------------------------------------------------------
                                                    CLASS B

                               FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Canada .....................     $0.0000        $0.0000            $0.0000
Finland ....................      0.0000         0.0000             0.0000
France .....................      0.0000         0.0000             0.0000
Germany ....................      0.0000         0.0000             0.0000
Hong Kong ..................      0.0000         0.0000             0.0000
India ......................      0.0000         0.0000             0.0000
Italy ......................      0.0000         0.0000             0.0000
Japan ......................      0.0000         0.0000             0.0000
Netherlands ................      0.0000         0.0000             0.0000
Norway .....................      0.0000         0.0000             0.0000
South Africa ...............      0.0000         0.0000             0.0000
South Korea ................      0.0000         0.0000             0.0000
Sweden .....................      0.0000         0.0000             0.0000
Taiwan .....................      0.0000         0.0000             0.0000
United Kingdom .............      0.0000         0.0000             0.0000
                               -------------------------------------------------
TOTAL ......................     $0.0000        $0.0000            $0.0000
                               =================================================


                                                              Annual Report | 37

Franklin Templeton International Trust

--------------------------------------------------------------------------------
                                                 ADVISOR CLASS

                               FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Canada .....................     $0.0000        $0.0001            $0.0001
Finland ....................      0.0002         0.0007             0.0007
France .....................      0.0002         0.0008             0.0008
Germany ....................      0.0003         0.0010             0.0010
Hong Kong ..................      0.0000         0.0003             0.0000
India ......................      0.0000         0.0001             0.0001
Italy ......................      0.0003         0.0013             0.0013
Japan ......................      0.0001         0.0004             0.0004
Netherlands ................      0.0001         0.0003             0.0003
Norway .....................      0.0001         0.0003             0.0003
South Africa ...............      0.0000         0.0001             0.0001
South Korea ................      0.0003         0.0010             0.0009
Sweden .....................      0.0000         0.0002             0.0002
Taiwan .....................      0.0005         0.0014             0.0000
United Kingdom .............      0.0000         0.0094             0.0092
                               -------------------------------------------------
TOTAL ......................     $0.0021        $0.0174            $0.0154
                               =================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate) or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2007, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2006. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2006 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


38 | Annual Report

Franklin Templeton International Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves a three-year term that continues until that person's successor is appointed and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee         Since 1991         142                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee         Since 1998         143                        Director, Hess Corporation (formerly,
One Franklin Parkway                                                                           Amerada Hess Corporation)
San Mateo, CA 94403-1906                                                                       (exploration and refining of oil and
                                                                                               gas), H.J. Heinz Company (processed
                                                                                               foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad) and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee         Since 1991         116                        Director, Center for Creative Land
One Franklin Parkway                                                                           Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee         Since February     46                         None
One Franklin Parkway                             2006
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and     Trustee since      142                        None
One Franklin Parkway             Chairman of     1991 and
San Mateo, CA 94403-1906         the Board       Chairman of the
                                                 Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee,        Trustee since      126                        None
One Franklin Parkway             President and   1991, President
San Mateo, CA 94403-1906         Chief           since 1993 and
                                 Executive       Chief Executive
                                 Officer -       Officer -
                                 Investment      Investment
                                 Management      Management
                                                 since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1993         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Chief Compliance   Not Applicable             Not Applicable
One Franklin Parkway             Compliance      Officer since
San Mateo, CA 94403-1906         Officer and     2004 and Vice
                                 Vice President  President - AML
                                 - AML           Compliance since
                                 Compliance      February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President  Vice President     Not Applicable             Not Applicable
One Franklin Parkway             and Secretary   since March 2006
San Mateo, CA 94403-1906                         and Secretary
                                                 since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 30 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since 2005         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief           Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer
Fort Lauderdale, FL 33394-3091   and Chief
                                 Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to October 31, 2006, Mr. S. Joseph Fortunato and Mr. Gordon S. Macklin each ceased to be a trustee of the Trust.

Note 3: Prior to October 31, 2006, Michael O. Magdol and Steven J. Gray ceased to be officers of the Trust.

Note 4: Subsequent to October 31, 2006, Harmon E. Burns ceased to be an officer of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL LONG-SHORT FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 43

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                   Michigan 7
Arizona                   Minnesota 7
California 8              Missouri
Colorado                  New Jersey
Connecticut               New York 8
Florida 8                 North Carolina
Georgia                   Ohio 7
Kentucky                  Oregon
Louisiana                 Pennsylvania
Maryland                  Tennessee
Massachusetts 7           Virginia


INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/06                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON          One Franklin Parkway
   INVESTMENTS              San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL
LONG-SHORT FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISOR

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 A2006 12/06


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $62,513 for the fiscal year ended October 31, 2006 and $59,746 for the fiscal year ended October 31, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $293 for the fiscal year ended October 31, 2006 and $0 for the fiscal year ended October 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175,568 for the fiscal year ended October 31, 2006 and $4,500 for the fiscal year ended October 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,861 for the fiscal year ended October 31, 2006 and $4,500 for the fiscal year ended October 31, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2006